UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2021

Date of reporting period:	8/31/2020

Item 1 – Reports to Stockholders –

PGIM GOVERNMENT INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Government Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Income Fund

October 15, 2020

PGIM Government Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 8/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.01	1.33	2.26	2.36	—
Class C	1.62	3.03	2.14	1.92	—
Class R	1.85	4.53	2.64	2.43	—
Class Z	2.23	5.17	3.26	2.99	—
Class R6	2.13	5.22	N/A	N/A	3.02 (8/9/16)
Bloomberg Barclays US Government Bond Index
	3.38	6.91	3.88	3.09	—
Bloomberg Barclays US Aggregate ex-Credit Index
	2.82	5.99	3.61	3.10	—

Average Annual Total Returns as of 8/31/20 Since Inception (%)
					Class R6 (8/9/16)
Bloomberg Barclays US Government Bond Index					3.39
Bloomberg Barclays US Aggregate ex-Credit Index					3.23

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg Barclays US Government Bond Index—The Bloomberg Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed.

Bloomberg Barclays US Aggregate ex-Credit Index—The Bloomberg Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Government Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/20 (%)
AAA	98.2
AA	1.0
Cash/Cash Equivalents	0.8
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature used by both S&P and Fitch. These ratings agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Distributions and Yields as of 8/31/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.09	0.39	0.35
Class C	0.05	–0.33	–0.37
Class R	0.07	0.09	–0.19
Class Z	0.11	0.82	0.69
Class R6	0.11	0.83	0.78

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses

PGIM Government Income Fund	7

Fees and Expenses (continued)

are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Income Fund		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,020.10	0.89%	$4.53
	Hypothetical	$1,000.00	$1,020.72	0.89%	$4.53
Class C	Actual	$1,000.00	$1,016.20	1.65%	$8.39
	Hypothetical	$1,000.00	$1,016.89	1.65%	$8.39
Class R	Actual	$1,000.00	$1,018.50	1.22%	$6.21
	Hypothetical	$1,000.00	$1,019.06	1.22%	$6.21
Class Z	Actual	$1,000.00	$1,022.30	0.48%	$2.45
	Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class R6	Actual	$1,000.00	$1,021.30	0.47%	$2.39
	Hypothetical	$1,000.00	$1,022.84	0.47%	$2.40

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2020, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES 4.7%

Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.662	%(c)	04/20/32	2,000	$1,993,571
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.893	(c)	04/20/28	6,000	6,002,225
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.531	(c)	07/16/29	3,462	3,437,669
Battalion CLO Ltd., Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.623	(c)	01/17/33	2,250	2,242,156
Canyon CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.319	(c)	07/15/28	3,750	3,753,489
ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	1.625	(c)	10/26/32	4,000	3,921,665
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.605	(c)	10/15/32	6,000	5,973,715
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.485	(c)	10/15/30	1,989	1,973,585
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.732	(c)	07/20/32	4,000	3,992,048
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)	1.332	(c)	10/20/29	3,500	3,448,231

TOTAL ASSET-BACKED SECURITIES (cost $35,225,469)					36,738,354

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.5%
BANK, Series 2017-BNK05, Class A3	3.020		06/15/60	3,600	3,831,661
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661		08/15/52	6,000	6,478,423
BBCMS Mortgage Trust, Series 2020-C07, Class A4	1.819		04/15/53	4,000	4,069,794

See Notes to Financial Statements.

PGIM Government Income Fund	9

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657%		08/15/57	6,000	$6,515,455
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717		02/25/22	144	147,280
Series 2015-M17, Class A2	3.014	(cc)	11/25/25	2,812	3,069,890
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	2,600	2,810,283
Series 2016-M13, Class A2	2.565	(cc)	09/25/26	4,400	4,750,954
Series 2018-M14, Class A1	3.697	(cc)	08/25/28	1,523	1,718,949
Series 2019-M01, Class A2	3.673	(cc)	09/25/28	2,000	2,335,333
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO	1.730	(cc)	03/25/22	22,440	449,979
Series K0020, Class X1, IO	1.494	(cc)	05/25/22	13,067	247,232
Series K0021, Class X1, IO	1.544	(cc)	06/25/22	14,468	281,692
Series K0025, Class X1, IO	0.931	(cc)	10/25/22	36,685	517,006
Series K0060, Class AM	3.300	(cc)	10/25/26	3,860	4,394,712
Series K0064, Class AM	3.327	(cc)	03/25/27	2,100	2,399,189
Series K0068, Class AM	3.315		08/25/27	3,200	3,673,140
Series K0076, Class AM	3.900		04/25/28	750	897,457
Series K0077, Class A2	3.850	(cc)	05/25/28	1,570	1,882,582
Series K0077, Class AM	3.850	(cc)	05/25/28	310	371,558
Series K0078, Class AM	3.920		06/25/28	925	1,111,146
Series K0079, Class AM	3.930		06/25/28	1,225	1,468,112
Series K0080, Class AM	3.986	(cc)	07/25/28	3,300	3,968,129
Series K0081, Class AM	3.900	(cc)	08/25/28	2,600	3,115,730
Series K0083, Class AM	4.030	(cc)	10/25/28	450	548,512
Series K0084, Class AM	3.880	(cc)	10/25/28	2,200	2,628,314
Series K0085, Class AM	4.060	(cc)	10/25/28	1,100	1,334,891
Series K0086, Class A2	3.859	(cc)	11/25/28	2,500	3,017,980
Series K0086, Class AM	3.919	(cc)	12/25/28	350	422,694
Series K0087, Class AM	3.832	(cc)	12/25/28	400	478,897
Series K0088, Class AM	3.761	(cc)	01/25/29	880	1,053,675
Series K0090, Class AM	3.492	(cc)	03/25/29	1,450	1,715,716
Series K0091, Class AM	3.566		03/25/29	1,650	1,959,537
Series K0151, Class A3	3.511		04/25/30	900	1,062,338
Series K0152, Class A2	3.080		01/25/31	375	433,570
Series K0157, Class A2	3.990	(cc)	05/25/33	2,900	3,595,161
Series K0157, Class A3	3.990	(cc)	08/25/33	755	953,240
Series K0158, Class A2	3.900	(cc)	12/25/30	1,275	1,553,771
Series K1513, Class A3	2.797		08/25/34	6,500	7,449,490
Series K1514, Class A2	2.859		10/25/34	5,217	6,012,608
Series KC03, Class A2	3.499		01/25/26	1,100	1,199,876
Series W5FX, Class AFX	3.336	(cc)	04/25/28	1,970	2,227,094
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515		03/15/49	2,500	2,624,809

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C09, Class A3	2.834%		05/15/46	878	$910,213
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572		09/15/58	2,220	2,454,921

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $94,081,702)					104,142,993

CORPORATE BONDS 0.8%

Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650		02/16/21	2,510	2,537,684
U.S. Gov’t. Gtd. Notes, Series BB	4.300		12/15/21	1,210	1,269,104
U.S. Gov’t. Gtd. Notes, Series KK	3.550		01/15/24	2,085	2,286,449

TOTAL CORPORATE BONDS (cost $5,909,767)					6,093,237

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)	0.795	(c)	10/25/28	36	35,407
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.156	(cc)	02/25/34	163	158,738

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $199,240)					194,145

U.S. GOVERNMENT AGENCY OBLIGATIONS 37.3%
Fannie Mae Principal Strips, MTN	2.001	(s)	10/08/27	530	484,703
Federal Home Loan Bank	3.250		11/16/28	1,800	2,146,320
Federal Home Loan Mortgage Corp.	2.000		01/01/32	388	405,505
Federal Home Loan Mortgage Corp.	2.500		05/01/23	110	115,326
Federal Home Loan Mortgage Corp.	2.500		12/01/23	166	174,456
Federal Home Loan Mortgage Corp.	2.500		03/01/30	861	914,128
Federal Home Loan Mortgage Corp.	2.500		09/01/31	546	574,420
Federal Home Loan Mortgage Corp.	2.500		10/01/32	650	691,713
Federal Home Loan Mortgage Corp.	3.000		10/01/28	157	167,276
Federal Home Loan Mortgage Corp.	3.000		06/01/29	450	479,076
Federal Home Loan Mortgage Corp.	3.000		12/01/30	520	553,039
Federal Home Loan Mortgage Corp.	3.000		01/01/37	1,071	1,135,307
Federal Home Loan Mortgage Corp.	3.000		04/01/43	1,336	1,434,135
Federal Home Loan Mortgage Corp.	3.000		10/01/46	790	836,716
Federal Home Loan Mortgage Corp.	3.000		11/01/46	679	717,875

See Notes to Financial Statements.

PGIM Government Income Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	655	$692,426
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,415	1,495,728
Federal Home Loan Mortgage Corp.	3.000	03/01/47	472	498,868
Federal Home Loan Mortgage Corp.	3.000	06/01/50	1,404	1,481,423
Federal Home Loan Mortgage Corp.	3.500	08/01/26	236	249,326
Federal Home Loan Mortgage Corp.	3.500	01/01/27	135	142,850
Federal Home Loan Mortgage Corp.	3.500	11/01/28	926	1,000,645
Federal Home Loan Mortgage Corp.	3.500	11/01/37	494	524,833
Federal Home Loan Mortgage Corp.	3.500	06/01/42	1,232	1,332,770
Federal Home Loan Mortgage Corp.	3.500	06/01/43	948	1,028,166
Federal Home Loan Mortgage Corp.	3.500	07/01/43	2,314	2,510,365
Federal Home Loan Mortgage Corp.	3.500	07/01/47	4,390	4,664,998
Federal Home Loan Mortgage Corp.	3.500	08/01/47	3,339	3,537,106
Federal Home Loan Mortgage Corp.	3.500	10/01/47	289	305,272
Federal Home Loan Mortgage Corp.	4.000	06/01/26	74	78,760
Federal Home Loan Mortgage Corp.	4.000	09/01/26	205	218,377
Federal Home Loan Mortgage Corp.	4.000	11/01/39	887	978,694
Federal Home Loan Mortgage Corp.	4.000	09/01/40	568	624,389
Federal Home Loan Mortgage Corp.	4.000	12/01/40	323	356,428
Federal Home Loan Mortgage Corp.	4.000	12/01/40	461	508,878
Federal Home Loan Mortgage Corp.	4.000	04/01/42	946	1,030,467
Federal Home Loan Mortgage Corp.	4.000	05/01/46	1,332	1,445,924
Federal Home Loan Mortgage Corp.	4.000	08/01/46	331	360,303
Federal Home Loan Mortgage Corp.	4.000	12/01/46	292	315,986
Federal Home Loan Mortgage Corp.	4.000	07/01/47	806	863,123
Federal Home Loan Mortgage Corp.	4.000	08/01/47	297	317,701
Federal Home Loan Mortgage Corp.	4.000	08/01/47	834	892,770
Federal Home Loan Mortgage Corp.	4.000	06/01/48	234	248,718
Federal Home Loan Mortgage Corp.	4.000	11/01/48	471	501,800
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,225	1,369,265
Federal Home Loan Mortgage Corp.	4.500	07/01/47	264	285,399
Federal Home Loan Mortgage Corp.	4.500	07/01/47	278	302,066
Federal Home Loan Mortgage Corp.	4.500	08/01/47	910	987,662
Federal Home Loan Mortgage Corp.	5.000	06/01/33	615	703,826
Federal Home Loan Mortgage Corp.	5.000	03/01/34	67	77,463
Federal Home Loan Mortgage Corp.	5.000	05/01/34	54	62,570
Federal Home Loan Mortgage Corp.	5.000	05/01/34	666	764,033
Federal Home Loan Mortgage Corp.	5.000	02/01/48	294	324,308
Federal Home Loan Mortgage Corp.	5.500	05/01/37	88	101,976
Federal Home Loan Mortgage Corp.	5.500	01/01/38	75	86,871
Federal Home Loan Mortgage Corp.	6.000	12/01/33	44	51,278
Federal Home Loan Mortgage Corp.	6.000	09/01/34	136	152,603
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	62,481
Federal Home Loan Mortgage Corp.	6.500	09/01/32	39	44,692
Federal Home Loan Mortgage Corp.	6.500	09/01/32	110	125,150

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.750%		09/15/29	100	$150,364
Federal Home Loan Mortgage Corp.	7.000		09/01/32	28	29,730
Federal Home Loan Mortgage Corp.	8.000		08/01/22	1	1,418
Federal Home Loan Mortgage Corp., MTN	(2.451	)(s)	11/15/38	2,500	1,783,067
Federal National Mortgage Assoc.	0.875		08/05/30	970	953,900
Federal National Mortgage Assoc.	2.000		TBA(tt)	9,500	9,795,020
Federal National Mortgage Assoc.	2.000		TBA	14,500	14,918,171
Federal National Mortgage Assoc.	2.000		08/01/31	467	488,522
Federal National Mortgage Assoc.	2.000		10/01/34	1,068	1,111,212
Federal National Mortgage Assoc.	2.500		TBA	2,000	2,098,359
Federal National Mortgage Assoc.	2.500		TBA	3,000	3,151,909
Federal National Mortgage Assoc.	2.500		08/01/28	510	535,908
Federal National Mortgage Assoc.	2.500		08/01/29	110	116,681
Federal National Mortgage Assoc.	2.500		11/01/31	316	335,215
Federal National Mortgage Assoc.	2.500		02/01/43	253	270,080
Federal National Mortgage Assoc.	2.500		12/01/46	1,198	1,280,606
Federal National Mortgage Assoc.	3.000		TBA	6,500	6,854,961
Federal National Mortgage Assoc.	3.000		01/01/27	449	477,021
Federal National Mortgage Assoc.	3.000		08/01/28	903	949,162
Federal National Mortgage Assoc.	3.000		02/01/31	865	908,051
Federal National Mortgage Assoc.	3.000		11/01/36	446	471,025
Federal National Mortgage Assoc.	3.000		12/01/42	1,201	1,288,603
Federal National Mortgage Assoc.	3.000		02/01/43	656	702,988
Federal National Mortgage Assoc.	3.000		03/01/43	362	389,437
Federal National Mortgage Assoc.	3.000		04/01/43	623	671,661
Federal National Mortgage Assoc.	3.000		06/01/43	331	354,822
Federal National Mortgage Assoc.	3.000		06/01/43	699	748,894
Federal National Mortgage Assoc.	3.000		07/01/43	2,019	2,165,188
Federal National Mortgage Assoc.	3.000		09/01/46	2,382	2,514,492
Federal National Mortgage Assoc.	3.000		11/01/46	2,500	2,640,803
Federal National Mortgage Assoc.	3.000		11/01/46	2,646	2,793,766
Federal National Mortgage Assoc.	3.000		01/01/47	313	332,394
Federal National Mortgage Assoc.	3.000		04/01/47	5,183	5,484,772
Federal National Mortgage Assoc.	3.000		06/01/50	2,036	2,148,079
Federal National Mortgage Assoc.	3.500		09/01/26	142	149,601
Federal National Mortgage Assoc.	3.500		03/01/27	342	363,226
Federal National Mortgage Assoc.	3.500		12/01/30	77	82,226
Federal National Mortgage Assoc.	3.500		11/01/32	2,775	2,944,116
Federal National Mortgage Assoc.	3.500		02/01/33	150	158,749
Federal National Mortgage Assoc.	3.500		05/01/33	306	324,331
Federal National Mortgage Assoc.	3.500		10/01/41	1,781	1,907,017
Federal National Mortgage Assoc.	3.500		12/01/41	521	563,130
Federal National Mortgage Assoc.	3.500		03/01/42	526	572,240
Federal National Mortgage Assoc.	3.500		05/01/42	2,426	2,630,569
Federal National Mortgage Assoc.	3.500		07/01/42	856	925,132

See Notes to Financial Statements.

PGIM Government Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/42	1,388	$1,506,368
Federal National Mortgage Assoc.	3.500	03/01/43	641	695,560
Federal National Mortgage Assoc.	3.500	06/01/45	4,295	4,580,495
Federal National Mortgage Assoc.	3.500	01/01/46	1,254	1,334,526
Federal National Mortgage Assoc.	3.500	12/01/46	1,786	1,903,252
Federal National Mortgage Assoc.	3.500	11/01/47	1,480	1,566,443
Federal National Mortgage Assoc.	3.500	01/01/48	1,921	2,031,484
Federal National Mortgage Assoc.	3.500	03/01/48	5,136	5,433,135
Federal National Mortgage Assoc.	3.500	04/01/48	3,926	4,154,867
Federal National Mortgage Assoc.	3.500	11/01/48	2,979	3,159,102
Federal National Mortgage Assoc.	4.000	09/01/40	897	977,168
Federal National Mortgage Assoc.	4.000	01/01/41	1,243	1,368,944
Federal National Mortgage Assoc.	4.000	09/01/44	913	993,909
Federal National Mortgage Assoc.	4.000	06/01/47	3,466	3,722,713
Federal National Mortgage Assoc.	4.000	06/01/47	4,245	4,555,395
Federal National Mortgage Assoc.	4.000	08/01/47	890	955,669
Federal National Mortgage Assoc.	4.000	09/01/47	3,456	3,703,974
Federal National Mortgage Assoc.	4.000	10/01/47	273	292,240
Federal National Mortgage Assoc.	4.000	10/01/47	2,436	2,606,963
Federal National Mortgage Assoc.	4.000	11/01/47	2,934	3,146,868
Federal National Mortgage Assoc.	4.000	12/01/47	594	636,114
Federal National Mortgage Assoc.	4.000	06/01/48	345	367,889
Federal National Mortgage Assoc.	4.500	04/01/41	991	1,094,391
Federal National Mortgage Assoc.	4.500	05/01/41	557	623,473
Federal National Mortgage Assoc.	4.500	01/01/45	248	277,147
Federal National Mortgage Assoc.	4.500	12/01/47	2,118	2,286,908
Federal National Mortgage Assoc.	4.500	06/01/48	603	652,508
Federal National Mortgage Assoc.	4.500	10/01/48	2,550	2,750,543
Federal National Mortgage Assoc.	5.000	12/01/31	62	68,193
Federal National Mortgage Assoc.	5.000	03/01/34	296	340,463
Federal National Mortgage Assoc.	5.000	07/01/35	116	133,635
Federal National Mortgage Assoc.	5.000	09/01/35	64	73,705
Federal National Mortgage Assoc.	5.000	11/01/35	78	89,544
Federal National Mortgage Assoc.	5.000	05/01/36	45	52,181
Federal National Mortgage Assoc.	5.500	02/01/34	327	384,710
Federal National Mortgage Assoc.	5.500	09/01/34	518	608,191
Federal National Mortgage Assoc.	5.500	02/01/35	399	458,255
Federal National Mortgage Assoc.	5.500	06/01/35	57	63,086
Federal National Mortgage Assoc.	5.500	06/01/35	170	190,473
Federal National Mortgage Assoc.	5.500	09/01/35	98	108,652
Federal National Mortgage Assoc.	5.500	09/01/35	244	274,068
Federal National Mortgage Assoc.	5.500	10/01/35	275	313,812
Federal National Mortgage Assoc.	5.500	11/01/35	259	289,906
Federal National Mortgage Assoc.	5.500	11/01/35	643	736,212
Federal National Mortgage Assoc.	5.500	11/01/36	8	8,709

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	08/01/21	5		$5,214
Federal National Mortgage Assoc.	6.000	09/01/21	3		3,352
Federal National Mortgage Assoc.	6.000	07/01/22	1		680
Federal National Mortgage Assoc.	6.000	09/01/33	1		585
Federal National Mortgage Assoc.	6.000	11/01/33	—	(r)	468
Federal National Mortgage Assoc.	6.000	02/01/34	—	(r)	286
Federal National Mortgage Assoc.	6.000	06/01/34	—	(r)	147
Federal National Mortgage Assoc.	6.000	09/01/34	—	(r)	294
Federal National Mortgage Assoc.	6.000	09/01/34	17		20,144
Federal National Mortgage Assoc.	6.000	09/01/34	22		24,668
Federal National Mortgage Assoc.	6.000	11/01/34	4		4,317
Federal National Mortgage Assoc.	6.000	11/01/34	28		31,837
Federal National Mortgage Assoc.	6.000	02/01/35	—	(r)	531
Federal National Mortgage Assoc.	6.000	03/01/35	15		17,416
Federal National Mortgage Assoc.	6.000	04/01/35	1		737
Federal National Mortgage Assoc.	6.000	12/01/35	62		68,566
Federal National Mortgage Assoc.	6.000	01/01/36	164		183,281
Federal National Mortgage Assoc.	6.000	05/01/36	72		84,819
Federal National Mortgage Assoc.	6.000	05/01/36	385		452,726
Federal National Mortgage Assoc.	6.250	05/15/29	100		144,268
Federal National Mortgage Assoc.	6.500	07/01/32	485		573,353
Federal National Mortgage Assoc.	6.500	08/01/32	198		226,122
Federal National Mortgage Assoc.	6.500	09/01/32	78		90,081
Federal National Mortgage Assoc.	6.500	10/01/32	79		91,453
Federal National Mortgage Assoc.	6.500	10/01/32	538		644,029
Federal National Mortgage Assoc.	6.500	10/01/37	274		326,866
Federal National Mortgage Assoc.	6.625	11/15/30	580		889,931
Federal National Mortgage Assoc.	7.000	05/01/24	7		6,777
Federal National Mortgage Assoc.	7.000	05/01/24	11		11,038
Federal National Mortgage Assoc.	7.000	05/01/24	12		12,551
Federal National Mortgage Assoc.	7.000	05/01/24	48		51,418
Federal National Mortgage Assoc.	7.000	12/01/31	1		1,151
Federal National Mortgage Assoc.	7.000	12/01/31	248		290,950
Federal National Mortgage Assoc.	7.000	09/01/33	63		64,942
Federal National Mortgage Assoc.	7.000	11/01/33	66		67,662
Federal National Mortgage Assoc.	9.000	04/01/25	2		2,601
Federal National Mortgage Assoc.	9.500	01/01/25	1		748
Federal National Mortgage Assoc.	9.500	01/01/25	2		1,822
Federal National Mortgage Assoc.	9.500	01/01/25	6		5,769
Federal National Mortgage Assoc.	9.500	02/01/25	1		1,022
Government National Mortgage Assoc.	2.500	TBA	18,000		18,971,016
Government National Mortgage Assoc.	2.500	12/20/46	430		456,294
Government National Mortgage Assoc.	3.000	TBA	1,500		1,579,453
Government National Mortgage Assoc.	3.000	03/15/45	1,455		1,526,856
Government National Mortgage Assoc.	3.000	07/20/45	3,440		3,648,338

See Notes to Financial Statements.

PGIM Government Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	07/20/46	1,818	$1,925,517
Government National Mortgage Assoc.	3.000	08/20/46	3,395	3,594,802
Government National Mortgage Assoc.	3.000	10/20/46	269	284,136
Government National Mortgage Assoc.	3.000	02/20/47	4,579	4,825,155
Government National Mortgage Assoc.	3.000	05/20/47	884	934,279
Government National Mortgage Assoc.	3.000	12/20/47	362	381,953
Government National Mortgage Assoc.	3.000	04/20/49	1,478	1,557,304
Government National Mortgage Assoc.	3.500	04/20/42	287	311,182
Government National Mortgage Assoc.	3.500	01/20/43	1,660	1,800,056
Government National Mortgage Assoc.	3.500	04/20/43	761	825,592
Government National Mortgage Assoc.	3.500	03/20/45	1,287	1,373,730
Government National Mortgage Assoc.	3.500	04/20/45	713	761,116
Government National Mortgage Assoc.	3.500	07/20/46	2,751	2,936,773
Government National Mortgage Assoc.	3.500	01/20/47	586	624,923
Government National Mortgage Assoc.	3.500	03/20/47	276	294,152
Government National Mortgage Assoc.	3.500	07/20/47	1,762	1,870,374
Government National Mortgage Assoc.	3.500	02/20/48	3,948	4,202,665
Government National Mortgage Assoc.	3.500	11/20/48	1,031	1,086,250
Government National Mortgage Assoc.	3.500	01/20/49	837	886,881
Government National Mortgage Assoc.	3.500	02/20/49	5,884	6,237,362
Government National Mortgage Assoc.	3.500	05/20/49	1,811	1,904,844
Government National Mortgage Assoc.	3.500	06/20/49	1,457	1,532,709
Government National Mortgage Assoc.	3.500	11/20/49	1,532	1,611,560
Government National Mortgage Assoc.	3.500	12/20/49	1,313	1,380,556
Government National Mortgage Assoc.	4.000	02/20/41	374	412,460
Government National Mortgage Assoc.	4.000	06/20/44	782	853,943
Government National Mortgage Assoc.	4.000	08/20/44	238	259,308
Government National Mortgage Assoc.	4.000	11/20/45	529	574,230
Government National Mortgage Assoc.	4.000	11/20/46	502	542,011
Government National Mortgage Assoc.	4.000	02/20/47	515	555,481
Government National Mortgage Assoc.	4.000	10/20/47	576	619,372
Government National Mortgage Assoc.	4.000	12/20/47	417	448,240
Government National Mortgage Assoc.	4.000	07/20/48	1,414	1,512,180
Government National Mortgage Assoc.	4.000	02/20/49	1,801	1,921,555
Government National Mortgage Assoc.	4.500	02/20/40	224	249,195
Government National Mortgage Assoc.	4.500	01/20/41	132	148,567
Government National Mortgage Assoc.	4.500	02/20/41	649	730,853
Government National Mortgage Assoc.	4.500	03/20/41	330	366,450
Government National Mortgage Assoc.	4.500	06/20/44	480	534,152
Government National Mortgage Assoc.	4.500	02/20/46	47	52,388
Government National Mortgage Assoc.	4.500	03/20/46	237	262,744
Government National Mortgage Assoc.	4.500	03/20/47	1,369	1,502,250
Government National Mortgage Assoc.	4.500	08/20/47	262	285,607
Government National Mortgage Assoc.	4.500	01/20/48	215	232,878
Government National Mortgage Assoc.	4.500	02/20/48	1,410	1,530,606

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.000%	07/15/33	400		$459,075
Government National Mortgage Assoc.	5.000	09/15/33	518		589,513
Government National Mortgage Assoc.	5.000	04/15/34	16		17,377
Government National Mortgage Assoc.	5.500	02/15/34	441		500,956
Government National Mortgage Assoc.	5.500	02/15/36	112		130,397
Government National Mortgage Assoc.	7.000	12/15/22	—	(r)	182
Government National Mortgage Assoc.	7.000	12/15/22	—	(r)	469
Government National Mortgage Assoc.	7.000	01/15/23	—	(r)	260
Government National Mortgage Assoc.	7.000	01/15/23	1		598
Government National Mortgage Assoc.	7.000	01/15/23	1		661
Government National Mortgage Assoc.	7.000	01/15/23	1		1,102
Government National Mortgage Assoc.	7.000	01/15/23	2		1,873
Government National Mortgage Assoc.	7.000	03/15/23	1		1,069
Government National Mortgage Assoc.	7.000	03/15/23	2		1,838
Government National Mortgage Assoc.	7.000	04/15/23	1		652
Government National Mortgage Assoc.	7.000	04/15/23	2		1,811
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	67
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	168
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	263
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	342
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	401
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	466
Government National Mortgage Assoc.	7.000	05/15/23	1		806
Government National Mortgage Assoc.	7.000	05/15/23	3		3,468
Government National Mortgage Assoc.	7.000	05/15/23	5		4,650
Government National Mortgage Assoc.	7.000	05/15/23	5		5,097
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	82
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	192
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	358
Government National Mortgage Assoc.	7.000	06/15/23	1		661
Government National Mortgage Assoc.	7.000	06/15/23	1		999
Government National Mortgage Assoc.	7.000	06/15/23	1		1,177
Government National Mortgage Assoc.	7.000	06/15/23	2		2,248
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	130
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	163
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	214
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	290
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	317
Government National Mortgage Assoc.	7.000	07/15/23	1		592
Government National Mortgage Assoc.	7.000	07/15/23	1		790
Government National Mortgage Assoc.	7.000	07/15/23	1		828
Government National Mortgage Assoc.	7.000	07/15/23	1		1,061
Government National Mortgage Assoc.	7.000	07/15/23	2		2,209
Government National Mortgage Assoc.	7.000	07/15/23	10		9,959
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	199

See Notes to Financial Statements.

PGIM Government Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	—	(r)	$231
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	312
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	345
Government National Mortgage Assoc.	7.000	08/15/23	1		623
Government National Mortgage Assoc.	7.000	08/15/23	1		920
Government National Mortgage Assoc.	7.000	08/15/23	1		1,050
Government National Mortgage Assoc.	7.000	08/15/23	1		1,061
Government National Mortgage Assoc.	7.000	08/15/23	1		1,484
Government National Mortgage Assoc.	7.000	08/15/23	2		1,838
Government National Mortgage Assoc.	7.000	08/15/23	2		1,877
Government National Mortgage Assoc.	7.000	08/15/23	2		1,882
Government National Mortgage Assoc.	7.000	08/15/23	2		1,980
Government National Mortgage Assoc.	7.000	08/15/23	3		3,382
Government National Mortgage Assoc.	7.000	08/15/23	3		3,586
Government National Mortgage Assoc.	7.000	09/15/23	—	(r)	330
Government National Mortgage Assoc.	7.000	09/15/23	—	(r)	399
Government National Mortgage Assoc.	7.000	09/15/23	1		619
Government National Mortgage Assoc.	7.000	09/15/23	1		649
Government National Mortgage Assoc.	7.000	09/15/23	1		709
Government National Mortgage Assoc.	7.000	09/15/23	4		4,506
Government National Mortgage Assoc.	7.000	09/15/23	18		18,257
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	109
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	146
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	242
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	368
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	392
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	505
Government National Mortgage Assoc.	7.000	10/15/23	1		779
Government National Mortgage Assoc.	7.000	10/15/23	1		796
Government National Mortgage Assoc.	7.000	10/15/23	1		862
Government National Mortgage Assoc.	7.000	10/15/23	1		904
Government National Mortgage Assoc.	7.000	10/15/23	1		923
Government National Mortgage Assoc.	7.000	10/15/23	1		939
Government National Mortgage Assoc.	7.000	10/15/23	1		998
Government National Mortgage Assoc.	7.000	10/15/23	1		1,037
Government National Mortgage Assoc.	7.000	10/15/23	1		1,399
Government National Mortgage Assoc.	7.000	10/15/23	1		1,450
Government National Mortgage Assoc.	7.000	10/15/23	2		1,637
Government National Mortgage Assoc.	7.000	10/15/23	2		2,454
Government National Mortgage Assoc.	7.000	10/15/23	3		2,994
Government National Mortgage Assoc.	7.000	10/15/23	4		4,264
Government National Mortgage Assoc.	7.000	10/15/23	5		4,534
Government National Mortgage Assoc.	7.000	10/15/23	7		7,656
Government National Mortgage Assoc.	7.000	10/15/23	9		8,732
Government National Mortgage Assoc.	7.000	10/15/23	14		13,972

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	21		$22,164
Government National Mortgage Assoc.	7.000	11/15/23	—	(r)	336
Government National Mortgage Assoc.	7.000	11/15/23	—	(r)	457
Government National Mortgage Assoc.	7.000	11/15/23	1		548
Government National Mortgage Assoc.	7.000	11/15/23	1		654
Government National Mortgage Assoc.	7.000	11/15/23	1		683
Government National Mortgage Assoc.	7.000	11/15/23	1		744
Government National Mortgage Assoc.	7.000	11/15/23	1		1,096
Government National Mortgage Assoc.	7.000	11/15/23	1		1,142
Government National Mortgage Assoc.	7.000	11/15/23	2		1,647
Government National Mortgage Assoc.	7.000	11/15/23	2		1,983
Government National Mortgage Assoc.	7.000	11/15/23	2		2,441
Government National Mortgage Assoc.	7.000	11/15/23	3		2,670
Government National Mortgage Assoc.	7.000	11/15/23	3		2,856
Government National Mortgage Assoc.	7.000	11/15/23	3		3,081
Government National Mortgage Assoc.	7.000	11/15/23	3		3,353
Government National Mortgage Assoc.	7.000	11/15/23	4		4,075
Government National Mortgage Assoc.	7.000	11/15/23	8		8,664
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	205
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	265
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	283
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	323
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	325
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	465
Government National Mortgage Assoc.	7.000	12/15/23	1		701
Government National Mortgage Assoc.	7.000	12/15/23	1		733
Government National Mortgage Assoc.	7.000	12/15/23	1		738
Government National Mortgage Assoc.	7.000	12/15/23	1		886
Government National Mortgage Assoc.	7.000	12/15/23	1		1,075
Government National Mortgage Assoc.	7.000	12/15/23	1		1,107
Government National Mortgage Assoc.	7.000	12/15/23	1		1,128
Government National Mortgage Assoc.	7.000	12/15/23	1		1,570
Government National Mortgage Assoc.	7.000	12/15/23	2		1,717
Government National Mortgage Assoc.	7.000	12/15/23	2		1,793
Government National Mortgage Assoc.	7.000	12/15/23	2		1,801
Government National Mortgage Assoc.	7.000	12/15/23	2		2,220
Government National Mortgage Assoc.	7.000	12/15/23	2		2,279
Government National Mortgage Assoc.	7.000	12/15/23	3		3,168
Government National Mortgage Assoc.	7.000	12/15/23	3		3,263
Government National Mortgage Assoc.	7.000	12/15/23	3		3,366
Government National Mortgage Assoc.	7.000	12/15/23	3		3,391
Government National Mortgage Assoc.	7.000	12/15/23	4		4,229
Government National Mortgage Assoc.	7.000	12/15/23	5		5,400
Government National Mortgage Assoc.	7.000	12/15/23	6		6,346
Government National Mortgage Assoc.	7.000	12/15/23	8		7,931

See Notes to Financial Statements.

PGIM Government Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	10		$10,441
Government National Mortgage Assoc.	7.000	12/15/23	12		12,562
Government National Mortgage Assoc.	7.000	01/15/24	—	(r)	264
Government National Mortgage Assoc.	7.000	01/15/24	—	(r)	367
Government National Mortgage Assoc.	7.000	01/15/24	1		568
Government National Mortgage Assoc.	7.000	01/15/24	1		606
Government National Mortgage Assoc.	7.000	01/15/24	1		939
Government National Mortgage Assoc.	7.000	01/15/24	1		1,073
Government National Mortgage Assoc.	7.000	01/15/24	1		1,450
Government National Mortgage Assoc.	7.000	01/15/24	2		1,590
Government National Mortgage Assoc.	7.000	01/15/24	2		1,632
Government National Mortgage Assoc.	7.000	01/15/24	2		1,846
Government National Mortgage Assoc.	7.000	01/15/24	3		2,849
Government National Mortgage Assoc.	7.000	01/15/24	5		5,146
Government National Mortgage Assoc.	7.000	02/15/24	—	(r)	292
Government National Mortgage Assoc.	7.000	02/15/24	—	(r)	304
Government National Mortgage Assoc.	7.000	02/15/24	1		520
Government National Mortgage Assoc.	7.000	02/15/24	1		1,052
Government National Mortgage Assoc.	7.000	02/15/24	1		1,203
Government National Mortgage Assoc.	7.000	02/15/24	1		1,474
Government National Mortgage Assoc.	7.000	02/15/24	6		6,260
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	81
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	307
Government National Mortgage Assoc.	7.000	03/15/24	1		745
Government National Mortgage Assoc.	7.000	03/15/24	1		1,336
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	75
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	106
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	247
Government National Mortgage Assoc.	7.000	04/15/24	1		567
Government National Mortgage Assoc.	7.000	04/15/24	1		699
Government National Mortgage Assoc.	7.000	04/15/24	1		739
Government National Mortgage Assoc.	7.000	04/15/24	1		869
Government National Mortgage Assoc.	7.000	04/15/24	1		1,161
Government National Mortgage Assoc.	7.000	04/15/24	1		1,570
Government National Mortgage Assoc.	7.000	04/15/24	3		3,230
Government National Mortgage Assoc.	7.000	04/15/24	5		4,905
Government National Mortgage Assoc.	7.000	04/15/24	5		5,524
Government National Mortgage Assoc.	7.000	05/15/24	—	(r)	162
Government National Mortgage Assoc.	7.000	05/15/24	—	(r)	286
Government National Mortgage Assoc.	7.000	05/15/24	1		526
Government National Mortgage Assoc.	7.000	05/15/24	1		535
Government National Mortgage Assoc.	7.000	05/15/24	1		1,136
Government National Mortgage Assoc.	7.000	05/15/24	2		1,543
Government National Mortgage Assoc.	7.000	05/15/24	2		1,835
Government National Mortgage Assoc.	7.000	05/15/24	2		2,235

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	05/15/24	3		$3,111
Government National Mortgage Assoc.	7.000	05/15/24	5		4,864
Government National Mortgage Assoc.	7.000	05/15/24	7		7,086
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	51
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	133
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	181
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	275
Government National Mortgage Assoc.	7.000	06/15/24	1		906
Government National Mortgage Assoc.	7.000	06/15/24	1		1,384
Government National Mortgage Assoc.	7.000	06/15/24	2		2,352
Government National Mortgage Assoc.	7.000	06/15/24	2		2,503
Government National Mortgage Assoc.	7.000	06/15/24	3		2,941
Government National Mortgage Assoc.	7.000	06/15/24	5		5,147
Government National Mortgage Assoc.	7.000	07/15/24	—	(r)	398
Government National Mortgage Assoc.	7.000	07/15/24	2		1,955
Government National Mortgage Assoc.	7.000	10/15/24	1		1,123
Government National Mortgage Assoc.	7.000	02/15/29	6		6,091
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	27
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	139
Government National Mortgage Assoc.	7.500	03/15/23	—	(r)	282
Government National Mortgage Assoc.	7.500	05/15/23	—	(r)	41
Government National Mortgage Assoc.	7.500	05/15/23	3		3,109
Government National Mortgage Assoc.	7.500	06/15/23	—	(r)	124
Government National Mortgage Assoc.	7.500	07/15/23	—	(r)	140
Government National Mortgage Assoc.	7.500	09/15/23	2		1,787
Government National Mortgage Assoc.	7.500	10/15/23	3		2,651
Government National Mortgage Assoc.	7.500	10/15/23	6		6,307
Government National Mortgage Assoc.	7.500	11/15/23	1		519
Government National Mortgage Assoc.	7.500	11/15/23	6		6,721
Government National Mortgage Assoc.	7.500	12/15/23	—	(r)	481
Government National Mortgage Assoc.	7.500	12/15/23	2		1,698
Government National Mortgage Assoc.	7.500	01/15/24	1		657
Government National Mortgage Assoc.	7.500	01/15/24	1		945
Government National Mortgage Assoc.	7.500	01/15/24	1		1,467
Government National Mortgage Assoc.	7.500	01/15/24	7		6,816
Government National Mortgage Assoc.	7.500	01/15/24	8		8,511
Government National Mortgage Assoc.	7.500	02/15/24	1		651
Government National Mortgage Assoc.	7.500	02/15/24	8		8,055
Government National Mortgage Assoc.	7.500	03/15/24	2		2,329
Government National Mortgage Assoc.	7.500	04/15/24	2		1,891
Government National Mortgage Assoc.	7.500	04/15/24	2		1,927
Government National Mortgage Assoc.	7.500	04/15/24	5		4,650
Government National Mortgage Assoc.	7.500	05/15/24	—	(r)	231
Government National Mortgage Assoc.	7.500	06/15/24	—	(r)	340
Government National Mortgage Assoc.	7.500	06/15/24	1		971

See Notes to Financial Statements.

PGIM Government Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.500%		06/15/24		3		$2,986
Government National Mortgage Assoc.	7.500		06/15/24		4		4,056
Government National Mortgage Assoc.	7.500		07/15/24		4		3,530
Government National Mortgage Assoc.	7.500		07/15/24		8		7,670
Government National Mortgage Assoc.	8.500		04/15/25		70		77,579
Government National Mortgage Assoc.	9.500		07/20/21		—	(r)	7
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.938	(s)	05/15/26		710		666,888
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500		09/18/33		500		746,218
Resolution Funding Corp. Interest Strip, Bonds	1.547	(s)	04/15/28		900		816,092
Resolution Funding Corp. Interest Strip, Bonds	2.046	(s)	01/15/30		280		243,304
Resolution Funding Corp. Interest Strip, Bonds	2.477	(s)	01/15/29		500		447,680
Resolution Funding Corp. Interest Strip, Bonds	3.624	(s)	04/15/30		1,000		866,267
Resolution Funding Corp. Principal Strip, Bonds, PO	2.737	(s)	01/15/30		1,540		1,370,559
Resolution Funding Corp. Principal Strip, Bonds, PO	3.114	(s)	04/15/30		2,280		1,993,301
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750		05/15/25		1,485		1,503,126
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875		02/01/27		335		377,654
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880		04/01/36		170		264,714
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750		11/01/25		1,300		1,704,487
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125		05/01/30		1,170		1,799,134

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $279,552,909)							288,019,654

U.S. TREASURY OBLIGATIONS 42.8%
U.S. Treasury Bonds	2.875		05/15/43		18,620		24,121,628
U.S. Treasury Bonds	3.000		11/15/44		18,670		24,761,087
U.S. Treasury Bonds	3.125		02/15/43		7,240		9,736,669
U.S. Treasury Bonds	3.125		08/15/44		8,300		11,214,078
U.S. Treasury Bonds	3.375		05/15/44		22,185		31,090,198
U.S. Treasury Bonds	3.625		08/15/43	(k)	22,440		32,492,419
U.S. Treasury Bonds	3.625		02/15/44		815		1,182,259
U.S. Treasury Bonds	3.750		11/15/43		40,095		59,140,126
U.S. Treasury Notes	0.250		08/31/25		695		694,186
U.S. Treasury Notes	0.500		06/30/27		840		841,050
U.S. Treasury Notes	1.125		02/28/27		9,005		9,395,946
U.S. Treasury Notes	2.250		11/15/25		29,140		32,065,383
U.S. Treasury Notes	2.375		08/15/24		12,305		13,353,809
U.S. Treasury Notes	3.125		11/15/28		3,285		3,951,752
U.S. Treasury Strips Coupon	0.461	(s)	05/15/25		580		570,394
U.S. Treasury Strips Coupon	0.915	(s)	02/15/29		9,455		8,880,683
U.S. Treasury Strips Coupon	1.052	(s)	05/15/29		10,710		10,030,584
U.S. Treasury Strips Coupon	1.225	(s)	02/15/41		150		112,219
U.S. Treasury Strips Coupon	1.351	(s)	08/15/43		350		246,613
U.S. Treasury Strips Coupon	1.371	(s)	05/15/42		665		483,112
U.S. Treasury Strips Coupon	1.389	(s)	05/15/43		4,550		3,229,434

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	1.450	%(s)	08/15/42		180	$130,198
U.S. Treasury Strips Coupon	1.463	(s)	11/15/42		475	341,369
U.S. Treasury Strips Coupon	1.469	(s)	11/15/41		1,295	952,887
U.S. Treasury Strips Coupon	1.479	(s)	05/15/24		2,215	2,193,369
U.S. Treasury Strips Coupon	1.677	(s)	02/15/43	(k)	19,800	14,146,945
U.S. Treasury Strips Coupon	1.872	(s)	05/15/31		1,100	994,727
U.S. Treasury Strips Coupon	1.889	(s)	08/15/29		1,100	1,024,934
U.S. Treasury Strips Coupon	1.982	(s)	08/15/39		2,050	1,578,340
U.S. Treasury Strips Coupon	1.998	(s)	02/15/39	(k)	2,755	2,149,868
U.S. Treasury Strips Coupon	2.010	(s)	08/15/30		1,585	1,452,752
U.S. Treasury Strips Coupon	2.056	(s)	11/15/38		590	462,919
U.S. Treasury Strips Coupon	2.089	(s)	11/15/35		1,525	1,268,311
U.S. Treasury Strips Coupon	2.172	(s)	02/15/28		695	662,639
U.S. Treasury Strips Coupon	2.188	(s)	05/15/39		1,505	1,168,197
U.S. Treasury Strips Coupon	2.228	(s)	05/15/28		345	327,898
U.S. Treasury Strips Coupon	2.251	(s)	08/15/40		2,200	1,661,945
U.S. Treasury Strips Coupon	2.334	(s)	08/15/41		2,485	1,838,415
U.S. Treasury Strips Coupon	2.353	(s)	02/15/44		620	430,658
U.S. Treasury Strips Coupon	2.365	(s)	05/15/44		2,275	1,571,172
U.S. Treasury Strips Coupon	2.365	(s)	11/15/44		7,750	5,296,641
U.S. Treasury Strips Coupon	2.380	(s)	05/15/41		3,445	2,561,008
U.S. Treasury Strips Coupon	2.418	(s)	08/15/35		25	20,896
U.S. Treasury Strips Coupon	2.434	(s)	11/15/45		590	395,323
U.S. Treasury Strips Coupon	2.436	(s)	02/15/46		665	442,667
U.S. Treasury Strips Coupon	2.480	(s)	11/15/43		13,768	9,623,079
U.S. Treasury Strips Coupon	3.117	(s)	08/15/27		920	882,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $312,732,370)						331,173,555

TOTAL LONG-TERM INVESTMENTS (cost $727,701,457)						766,361,938

See Notes to Financial Statements.

PGIM Government Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Shares	Value

SHORT-TERM INVESTMENTS 8.7%

AFFILIATED MUTUAL FUND 8.6%
PGIM Core Ultra Short Bond Fund (cost $66,585,863)(w)	66,585,863	$66,585,863

OPTIONS PURCHASED*~ 0.1% (cost $12,443)		788,474

TOTAL SHORT-TERM INVESTMENTS (cost $66,598,306)		67,374,337

TOTAL INVESTMENTS 107.8% (cost $794,299,763)		833,736,275
Liabilities in excess of other assets(z) (7.8)%		(60,589,572)

NET ASSETS 100.0%		$773,146,703

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PO—Principal Only

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 9,500,000 is 1.2% of net assets.

See Notes to Financial Statements.

24

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $3,691,406)	3.500%	TBA	09/14/20	(3,500)	$(3,691,406)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,178	$53,916
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,118	52,333
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,296	125,417
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	10,512	247,968
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	10,660	261,399
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,118	47,441

Total Options Purchased (cost $12,443)							$788,474

Futures contracts outstanding at August 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
367	2 Year U.S. Treasury Notes	Dec. 2020	$81,086,930	$25,845
595	5 Year U.S. Treasury Notes	Dec. 2020	74,988,594	70,351
244	10 Year U.S. Treasury Notes	Dec. 2020	33,977,000	29,615

				125,811

Short Positions:
31	10 Year U.S. Ultra Treasury Notes	Dec. 2020	4,942,563	21,510
847	20 Year U.S. Treasury Bonds	Dec. 2020	148,833,781	1,286,622
258	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	56,993,813	902,206

				2,210,338

				$2,336,149

See Notes to Financial Statements.

PGIM Government Income Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Interest rate swap agreements outstanding at August 31, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,819	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$(499,797)	$(660,348)	$(160,551)
424	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	23,102	23,102

				$(499,797)	$(637,246)	$(137,449)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$7,792,838

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$36,738,354	$—
Commercial Mortgage-Backed Securities	—	104,142,993	—
Corporate Bonds	—	6,093,237	—
Residential Mortgage-Backed Securities	—	194,145	—
U.S. Government Agency Obligations	—	288,019,654	—
U.S. Treasury Obligations	—	331,173,555	—
Affiliated Mutual Fund	66,585,863	—	—
Options Purchased	—	788,474	—

Total	$66,585,863	$767,150,412	$—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$2,336,149	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	23,102	—

Total	$2,336,149	$23,102	$—

Liabilities
Forward Commitment Contract	$—	$(3,691,406)	$—
Centrally Cleared Interest Rate Swap Agreement	—	(160,551)	—

Total	$—	$(3,851,957)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2020 were as follows:

U.S. Treasury Obligations	42.8%
U.S. Government Agency Obligations	37.3
Commercial Mortgage-Backed Securities	13.5
Affiliated Mutual Fund	8.6
Collateralized Loan Obligations	4.7
Diversified Financial Services	0.8
Options Purchased	0.1
Residential Mortgage-Backed Securities	0.0 *

107.8
Liabilities in excess of other assets	(7.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Government Income Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Fair values of derivative instruments as of August 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$2,336,149	*	—	$—
Interest rate contracts	Due from/to broker—variation margin swaps	23,102	*	Due from/to broker-variation margin swaps	160,551	*
Interest rate contracts	Unaffiliated investments	788,474		—	—

		$3,147,725			$160,551

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(291,153)	$147,539	$(5,514,971)	$(8,781,962)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$425,927	$(11,188)	$2,911,699	$7,845,176

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$53,235	$82,667	$129,022,050	$184,893,230

See Notes to Financial Statements.

28

Interest Rate Swap Agreements(2)
$136,564,400

(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$634,784	$—	$634,784	$(482,559)	$152,225
Barclays Bank PLC	153,690	—	153,690	—	153,690

	$788,474	$—	$788,474	$(482,559)	$305,915

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Government Income Fund	29

Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $727,713,900)	$767,150,412
Affiliated investments (cost $66,585,863)	66,585,863
Receivable for investments sold	46,733,209
Receivable for Fund shares sold	3,352,664
Dividends and interest receivable	2,546,796
Prepaid expenses and other assets	129,367

Total Assets	886,498,311

Liabilities
Payable for investments purchased	104,886,244
Forward commitment contracts, at value (proceeds receivable $3,691,406)	3,691,406
Payable for Fund shares reacquired	2,748,837
Due to broker—variation margin futures	1,420,035
Management fee payable	263,028
Distribution fee payable	98,426
Due to broker—variation margin swaps	68,940
Accrued expenses and other liabilities	65,444
Dividends payable	65,443
Affiliated transfer agent fee payable	41,036
Directors’ fees payable	2,769

Total Liabilities	113,351,608

Net Assets	$773,146,703

Net assets were comprised of:
Common stock, at par	$764,536
Paid-in capital in excess of par	745,276,411
Total distributable earnings (loss)	27,105,756

Net assets, August 31, 2020	$773,146,703

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share, ($379,992,532 ÷ 37,539,127 shares of common stock issued and outstanding)	$10.12
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.46

Class C
Net asset value, offering price and redemption price per share,
($14,546,402 ÷ 1,433,586 shares of common stock issued and outstanding)	$10.15

Class R
Net asset value, offering price and redemption price per share,
($12,255,953 ÷ 1,208,941 shares of common stock issued and outstanding)	$10.14

Class Z
Net asset value, offering price and redemption price per share,
($257,427,175 ÷ 25,481,596 shares of common stock issued and outstanding)	$10.10

Class R6
Net asset value, offering price and redemption price per share,
($108,924,641 ÷ 10,790,392 shares of common stock issued and outstanding)	$10.09

See Notes to Financial Statements.

PGIM Government Income Fund	31

Statement of Operations (unaudited)

Six Months Ended August 31, 2020

Net Investment Income (Loss)
Income
Interest income	$5,914,278
Affiliated dividend income	179,296

Total income	6,093,574

Expenses
Management fee	1,696,569
Distribution fee(a)	558,511
Transfer agent’s fees and expenses (including affiliated expense of $136,306)(a)	382,900
Custodian and accounting fees	82,160
Registration fees(a)	52,376
Shareholders’ reports	22,382
Audit fee	18,652
Legal fees and expenses	10,387
Directors’ fees	9,006
Miscellaneous	10,248

Total expenses	2,843,191
Less: Fee waiver and/or expense reimbursement(a)	(239,291)
Distribution fee waiver(a)	(15,339)

Net expenses	2,588,561

Net investment income (loss)	3,505,013

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	4,727,512
Futures transactions	(5,514,971)
Options written transactions	147,539
Swap agreement transactions	(8,781,962)

(9,421,882)

Net change in unrealized appreciation (depreciation) on:
Investments	10,045,089
Futures	2,911,699
Options written	(11,188)
Swap agreements	7,845,176

20,790,776

Net gain (loss) on investment transactions	11,368,894

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,873,907

See Notes to Financial Statements.

32

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	445,751	913	65,831	46,016	—	—
Transfer agent’s fees and expenses	297,265	1,501	5,450	8,114	70,170	400
Registration fees	9,563	3,921	6,604	6,952	17,269	8,067
Fee waiver and/or expense reimbursement	(75,207)	(4,954)	(2,777)	(2,588)	(125,700)	(28,065)
Distribution fee waiver	—	—	—	(15,339)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund	33

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2020	Year Ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,505,013	$7,472,417
Net realized gain (loss) on investment transactions	(9,421,882)	8,618,111
Net change in unrealized appreciation (depreciation) on investments	20,790,776	22,584,899

Net increase (decrease) in net assets resulting from operations	14,873,907	38,675,427

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,158,152)	(5,213,881)
Class B	(640)	(4,955)
Class C	(66,655)	(94,145)
Class R	(89,281)	(200,302)
Class Z	(2,696,165)	(2,004,007)
Class R6	(1,015,063)	(1,483,720)

	(7,025,956)	(9,001,010)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	491,796,285	123,187,816
Net asset value of shares issued in reinvestment of dividends and distributions	6,605,772	8,087,886
Cost of shares reacquired	(180,568,541)	(115,168,912)

Net increase (decrease) in net assets from Fund share transactions	317,833,516	16,106,790

Total increase (decrease)	325,681,467	45,781,207

Net Assets:
Beginning of period	447,465,236	401,684,029

End of period	$773,146,703	$447,465,236

See Notes to Financial Statements.

34

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund. These financial statements relate only to the PGIM Government Income Fund (the “Fund’). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current return.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Government Income Fund	35

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

36

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Company has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of

PGIM Government Income Fund	37

Notes to Financial Statements (unaudited) (continued)

the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or

38

are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

PGIM Government Income Fund	39

Notes to Financial Statements (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

40

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar

PGIM Government Income Fund	41

Notes to Financial Statements (unaudited) (continued)

rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

42

3. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.47% of the Fund’s average daily net assets up to and including $1 billion, 0.42% of the Fund’s average daily net assets of the next $1 billion, 0.32% of the Fund’s average daily net assets of the next $1 billion, and 0.27% of the average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.47% for the reporting period ended August 31, 2020.

The Manager has contractually agreed, through June 30, 2021, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares and 0.47% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Government Income Fund	43

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2021 to limit such expenses to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended August 31, 2020, PIMS received $124,414 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2020, PIMS received $1,946 and $988 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

44

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2020, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2020, were $598,207,961 and $422,637,217, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended August 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$7,704,655	$392,881,781	$334,000,573	$—	$—	$66,585,863	66,585,863	$179,296

*	The Fund did not have any capital gain distributions during the reporting period.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2020 were as follows:

Tax Basis	$792,421,785

Gross Unrealized Appreciation	41,996,434
Gross Unrealized Depreciation	(2,174,650)

Net Unrealized Appreciation	$ 39,821,784

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2020 of approximately $1,111,000 which can be carried forward for an unlimited period. The Fund utilized approximately $7,106,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2020. No capital gains

PGIM Government Income Fund	45

Notes to Financial Statements (unaudited) (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 3.4 billion shares of common stock, $0.01 par value per share, 2.5 billon of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	230,000,000
Class B	5,000,000
Class C	495,000,000
Class R	500,000,000
Class Z	500,000,000
Class T	270,000,000
Class R6	500,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

46

As of August 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	8,475	0.1%
Class R	929,907	76.9%
Class Z	2,721	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	5	65.0%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended August 31, 2020:
Shares sold	15,448,511	$155,202,156
Shares issued in reinvestment of dividends and distributions	277,035	2,808,046
Shares reacquired	(3,895,424)	(39,377,571)

Net increase (decrease) in shares outstanding before conversion	11,830,122	118,632,631
Shares issued upon conversion from other share class(es)	54,427	551,134
Shares reacquired upon conversion into other share class(es)	(202,924)	(2,046,304)

Net increase (decrease) in shares outstanding	11,681,625	$117,137,461

Year ended February 29, 2020:
Shares sold	3,235,426	$31,419,676
Shares issued in reinvestment of dividends and distributions	455,748	4,414,191
Shares reacquired	(5,517,649)	(53,327,126)

Net increase (decrease) in shares outstanding before conversion	(1,826,475)	(17,493,259)
Shares issued upon conversion from other share class(es)	282,544	2,681,196
Shares reacquired upon conversion into other share class(es)	(81,855)	(793,566)

Net increase (decrease) in shares outstanding	(1,625,786)	$(15,605,629)

Class B

Period ended June 26, 2020*:
Shares sold	6,551	$64,387
Shares issued in reinvestment of dividends and distributions	46	470
Shares reacquired	(1,377)	(13,769)

Net increase (decrease) in shares outstanding before conversion	5,220	51,088
Shares reacquired upon conversion into other share class(es)	(32,496)	(329,857)

Net increase (decrease) in shares outstanding	(27,276)	$(278,769)

Year ended February 29, 2020:
Shares sold	6,097	$59,572
Shares issued in reinvestment of dividends and distributions	470	4,536
Shares reacquired	(3,790)	(36,580)

Net increase (decrease) in shares outstanding before conversion	2,777	27,528
Shares reacquired upon conversion into other share class(es)	(54,898)	(526,575)

Net increase (decrease) in shares outstanding	(52,121)	$(499,047)

PGIM Government Income Fund	47

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount

Six months ended August 31, 2020:
Shares sold	936,191	$9,433,591
Shares issued in reinvestment of dividends and distributions	6,505	66,103
Shares reacquired	(248,422)	(2,507,674)

Net increase (decrease) in shares outstanding before conversion	694,274	6,992,020
Shares reacquired upon conversion into other share class(es)	(34,769)	(349,432)

Net increase (decrease) in shares outstanding	659,505	$6,642,588

Year ended February 29, 2020:
Shares sold	202,853	$1,961,582
Shares issued in reinvestment of dividends and distributions	9,428	91,520
Shares reacquired	(133,758)	(1,293,981)

Net increase (decrease) in shares outstanding before conversion	78,523	759,121
Shares reacquired upon conversion into other share class(es)	(232,547)	(2,208,495)

Net increase (decrease) in shares outstanding	(154,024)	$(1,449,374)

Class R

Six months ended August 31, 2020:
Shares sold	318,643	$3,212,497
Shares issued in reinvestment of dividends and distributions	7,873	79,922
Shares reacquired	(249,039)	(2,514,249)

Net increase (decrease) in shares outstanding	77,477	$778,170

Year ended February 29, 2020:
Shares sold	179,411	$1,742,049
Shares issued in reinvestment of dividends and distributions	17,942	174,027
Shares reacquired	(371,562)	(3,572,626)

Net increase (decrease) in shares outstanding	(174,209)	$(1,656,550)

Class Z

Six months ended August 31, 2020:
Shares sold	26,982,091	$270,874,076
Shares issued in reinvestment of dividends and distributions	260,152	2,632,137
Shares reacquired	(11,838,695)	(119,534,612)

Net increase (decrease) in shares outstanding before conversion	15,403,548	153,971,601
Shares issued upon conversion from other share class(es)	214,930	2,160,421
Shares reacquired upon conversion into other share class(es)	(8,546)	(85,647)

Net increase (decrease) in shares outstanding	15,609,932	$156,046,375

Year ended February 29, 2020:
Shares sold	5,615,924	$54,132,059
Shares issued in reinvestment of dividends and distributions	199,558	1,931,996
Shares reacquired	(3,583,290)	(34,443,691)

Net increase (decrease) in shares outstanding before conversion	2,232,192	21,620,364
Shares issued upon conversion from other share class(es)	83,261	805,747
Shares reacquired upon conversion into other share class(es)	(21)	(192)

Net increase (decrease) in shares outstanding	2,315,432	$22,425,919

48

Class R6	Shares	Amount
Six months ended August 31, 2020:
Shares sold	5,262,080	$53,009,578
Shares issued in reinvestment of dividends and distributions	100,809	1,019,094
Shares reacquired	(1,651,692)	(16,620,666)

Net increase (decrease) in shares outstanding before conversion	3,711,197	37,408,006
Shares issued upon conversion from other share class(es)	9,938	99,685

Net increase (decrease) in shares outstanding	3,721,135	$37,507,691

Year ended February 29, 2020:
Shares sold	3,518,298	$33,872,878
Shares issued in reinvestment of dividends and distributions	152,207	1,471,616
Shares reacquired	(2,343,806)	(22,494,908)

Net increase (decrease) in shares outstanding before conversion	1,326,699	12,849,586
Shares issued upon conversion from other share class(es)	4,324	41,885

Net increase (decrease) in shares outstanding	1,331,023	$12,891,471

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.    Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more

PGIM Government Income Fund	49

Notes to Financial Statements (unaudited) (continued)

likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2020.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may

50

lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely

PGIM Government Income Fund	51

Notes to Financial Statements (unaudited) (continued)

affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

52

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.01		$9.33	$9.29	$9.55	$9.72	$9.79
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.16	0.16	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.72	0.07	(0.17)	(0.12)	0.06
Total from investment operations	0.20		0.88	0.23	(0.05)	(0.02)	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.20)	(0.19)	(0.16)	(0.11)	(0.10)
Distributions from net realized gains	-		-	-	(0.05)	(0.04)	(0.11)
Total dividends and distributions	(0.09)		(0.20)	(0.19)	(0.21)	(0.15)	(0.21)
Net asset value, end of period	$10.12		$10.01	$9.33	$9.29	$9.55	$9.72
Total Return(b):	2.01%		9.48%	2.51%	(0.61)%	(0.24)%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$379,993		$258,869	$256,351	$289,049	$328,835	$371,571
Average net assets (000)	$353,694		$255,449	$271,435	$312,816	$353,716	$373,443
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.89	%(f)	1.05%	1.06%	1.01%	1.02%	0.99%
Expenses before waivers and/or expense reimbursement	0.93	%(f)	1.05%	1.06%	1.01%	1.02%	0.99%
Net investment income (loss)	0.81	%(f)	1.67%	1.70%	1.30%	1.05%	0.79%
Portfolio turnover rate(g)(h)	79%		119%	143%	428%	759%	778%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	53

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.04		$9.35	$9.31	$9.57	$9.74	$9.81
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.08	0.08	0.05	0.03	- (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.73	0.07	(0.18)	(0.12)	0.07
Total from investment operations	0.16		0.81	0.15	(0.13)	(0.09)	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.12)	(0.11)	(0.08)	(0.04)	(0.03)
Distributions from net realized gains	-		-	-	(0.05)	(0.04)	(0.11)
Total dividends and distributions	(0.05)		(0.12)	(0.11)	(0.13)	(0.08)	(0.14)
Net asset value, end of period	$10.15		$10.04	$9.35	$9.31	$9.57	$9.74
Total Return(c):	1.62%		8.67%	1.65%	(1.38)%	(1.01)%	0.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,546		$7,768	$8,677	$9,001	$11,126	$12,488
Average net assets (000)	$13,059		$7,755	$8,612	$10,053	$12,570	$10,548
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.65	%(f)	1.88%	1.91%	1.79%	1.77%	1.74%
Expenses before waivers and/or expense reimbursement	1.69	%(f)	1.88%	1.91%	1.79%	1.77%	1.74%
Net investment income (loss)	0.04	%(f)	0.85%	0.85%	0.51%	0.30%	0.03%
Portfolio turnover rate(g)(h)	79%		119%	143%	428%	759%	778%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class R Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.03		$9.34	$9.30	$9.56	$9.73	$9.80
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.13	0.13	0.10	0.08	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.73	0.07	(0.18)	(0.12)	0.06
Total from investment operations	0.18		0.86	0.20	(0.08)	(0.04)	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.16)	(0.13)	(0.09)	(0.07)
Distributions from net realized gains	-		-	-	(0.05)	(0.04)	(0.11)
Total dividends and distributions	(0.07)		(0.17)	(0.16)	(0.18)	(0.13)	(0.18)
Net asset value, end of period	$10.14		$10.03	$9.34	$9.30	$9.56	$9.73
Total Return(b):	1.85%		9.26%	2.17%	(0.88)%	(0.49)%	1.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,256		$11,346	$12,198	$13,718	$16,243	$15,242
Average net assets (000)	$12,171		$11,439	$13,211	$14,559	$16,257	$13,851
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.22	%(e)	1.35%	1.39%	1.29%	1.27%	1.24%
Expenses before waivers and/or expense reimbursement	1.51	%(e)	1.60%	1.64%	1.54%	1.52%	1.49%
Net investment income (loss)	0.51	%(e)	1.38%	1.37%	1.02%	0.81%	0.53%
Portfolio turnover rate(f)(g)	79%		119%	143%	428%	759%	778%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	55

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.99		$9.31	$9.27	$9.53	$9.70	$9.77
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.20	0.19	0.15	0.13	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.71	0.07	(0.18)	(0.13)	0.06
Total from investment operations	0.22		0.91	0.26	(0.03)	-	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.22)	(0.18)	(0.13)	(0.12)
Distributions from net realized gains	-		-	-	(0.05)	(0.04)	(0.11)
Total dividends and distributions	(0.11)		(0.23)	(0.22)	(0.23)	(0.17)	(0.23)
Net asset value, end of period	$10.10		$9.99	$9.31	$9.27	$9.53	$9.70
Total Return(b):	2.23%		9.93%	2.87%	(0.36)%	0.00%	1.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$257,427		$98,625	$70,338	$74,262	$96,332	$108,544
Average net assets (000)	$244,788		$82,582	$61,528	$93,050	$106,342	$98,389
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.48	%(e)	0.65%	0.72%	0.76%	0.77%	0.74%
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.72%	0.72%	0.76%	0.77%	0.74%
Net investment income (loss)	1.19	%(e)	2.06%	2.03%	1.55%	1.31%	1.03%
Portfolio turnover rate(f)(g)	79%		119%	143%	428%	759%	778%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

Class R6 Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,			August 9, 2016(a) through February 28, 2017
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.98		$9.30	$9.26	$9.52	$9.84
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.21	0.20	0.17	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.71	0.07	(0.18)	(0.32)
Total from investment operations	0.22		0.92	0.27	(0.01)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.23)	(0.20)	(0.08)
Distributions from net realized gains	-		-	-	(0.05)	-
Total dividends and distributions	(0.11)		(0.24)	(0.23)	(0.25)	(0.08)
Net asset value, end of period	$10.09		$9.98	$9.30	$9.26	$9.52
Total Return(c):	2.13%		10.14%	2.98%	(0.19)%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$108,925		$70,584	$53,380	$42,239	$33,956
Average net assets (000)	$92,166		$59,164	$48,394	$38,343	$17,541
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.47	%(f)	0.57%	0.61%	0.59%	0.62	%(f)
Expenses before waivers and/or expense reimbursement	0.53	%(f)	0.59%	0.61%	0.59%	0.62	%(f)
Net investment income (loss)	1.22	%(f)	2.14%	2.17%	1.75%	1.47	%(f)
Portfolio turnover rate(g)(h)	79%		119%	143%	428%	759%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	57

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

58	Visit our website at pgim.com/investments

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer

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Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark over the ten-year period, though it underperformed over the one-, three- and five-year periods.
•

PGIM Investments has contractually agreed, through June 30, 2021, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements 0.48% of average daily net assets for Class Z shares, and 0.47% of average daily net assets for Class R6 shares.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, New York 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT INCOME FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PGVAX	PRICX	JDRVX	PGVZX	PGIQX
CUSIP	74439V107	74439V305	74439V503	74439V404	74439V875

MF128E2

PGIM FLOATING RATE INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Floating Rate Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Floating Rate Income Fund

October 15, 2020

PGIM Floating Rate Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 8/31/20
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	0.26	–0.99	2.85	3.31 (3/30/11)
Class C	–0.12	–0.42	2.55	2.78 (3/30/11)
Class Z	0.39	1.54	3.58	3.83 (3/30/11)
Class R6	0.41	1.60	3.62	3.31 (4/27/15)
Credit Suisse Leveraged Loan Index
	–0.68	0.57	3.75	—

Average Annual Total Returns as of 8/31/20 Since Inception (%)
			Class A, C, Z (3/30/11)	Class R6 (4/27/15)
Credit Suisse Leveraged Loan Index
			3.99	3.38

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index (the Index) is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Floating Rate Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/20 (%)
AAA	3.0
AA	10.1
BBB	6.0
BB	22.8
B	44.1
CCC	9.3
CC	0.1
C	0.1
D	0.3
Not Rated	3.8
Cash/Cash Equivalents	0.4
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.24	4.57	4.31
Class C	0.21	3.93	3.65
Class Z	0.26	4.92	4.64
Class R6	0.26	4.97	4.66

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Floating Rate Income Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Floating Rate Income Fund		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,002.60	0.99%	$5.00
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04
Class C	Actual	$1,000.00	$998.80	1.74%	$8.77
	Hypothetical	$1,000.00	$1,016.43	1.74%	$8.84
Class Z	Actual	$1,000.00	$1,003.90	0.74%	$3.74
	Hypothetical	$1,000.00	$1,021.48	0.74%	$3.77
Class R6	Actual	$1,000.00	$1,004.10	0.69%	$3.49
	Hypothetical	$1,000.00	$1,021.73	0.69%	$3.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2020, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.7%

ASSET-BACKED SECURITIES 13.0%

Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.893	%(c)	04/20/28	2,000	$2,000,742
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.222	(c)	01/20/32	5,000	4,997,200
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-15A, Class B1, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.506	(c)	10/23/32	3,000	2,954,823
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.522	(c)	10/20/28	2,000	2,005,308
Hayfin Kingsland Ltd. (Cayman Islands), Series 2018-09A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.047	(c)	04/28/31	3,750	3,693,834
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.222	(c)	10/20/31	1,700	1,659,770
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.055	(c)	07/15/31	1,000	981,953
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)^	2.954	(c)	09/01/31	750	748,125
Sound Point CLO Ltd. (Cayman Islands), Series 2016-03A, Class B1, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.256	(c)	01/23/29	600	598,649
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.472	(c)	07/20/32	10,000	9,975,241
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A2LR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.872	(c)	10/18/31	2,500	2,457,697
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.222	(c)	10/18/31	4,000	3,943,969
Series 2019-10A, Class B, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)	2.375	(c)	04/15/32	3,000	2,994,360

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     9

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.465	%(c)	07/15/31	3,000	$2,879,245

TOTAL ASSET-BACKED SECURITIES (cost $42,032,452)					41,890,916

BANK LOANS 71.8%

Advertising 0.4%
Terrier Media Buyer, Inc.,
Term B-1 Loan, 1 Month LIBOR + 4.250%	4.406	(c)	12/17/26	500	489,750
Term Loan, 1 Month LIBOR + 4.250%	4.406	(c)	12/17/26	670	656,025

					1,145,775

Aerospace & Defense 0.6%
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	3.808	(c)	04/06/26	940	834,172
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	3.808	(c)	04/06/26	505	448,480
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.406	(c)	12/09/25	722	683,683

					1,966,335

Airlines 0.9%
American Airlines, Inc.,
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	1.906	(c)	01/29/27	700	485,100
Delta Air Lines, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.750	(c)	04/27/23	750	747,421
Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	6.250	(c)	06/20/27	1,800	1,809,578

					3,042,099

Apparel 0.3%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%^	5.756	(c)	02/12/25	977	937,680

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Auto Manufacturers 0.9%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.660	%(c)	11/06/24	2,872	$2,792,838

Auto Parts & Equipment 2.5%
Adient US LLC, Initial Term Loan, 1 - 3 Month LIBOR + 4.250%	4.449	(c)	05/06/24	1,558	1,541,780
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000	(c)	04/06/24	1,994	1,937,656
Autokiniton US Holdings, Inc.,
2019 Term B Loan, 1 Month LIBOR + 5.750%^	5.906	(c)	05/22/25	420	398,703
Closing Date Term B Loan, 1 Month LIBOR + 6.375%^	6.531	(c)	05/22/25	397	377,114
IXS Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%	6.000	(c)	03/05/27	824	801,565
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 3.500%	3.656	(c)	05/22/24	1,623	1,468,873
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	3.906	(c)	04/22/24	1,547	1,495,893

					8,021,584

Beverages 0.5%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%^	4.500	(c)	03/20/24	1,875	1,556,250

Building Materials 0.8%
Acproducts, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 6.500%	7.500	(c)	08/18/25	695	694,466
Airxcel, Inc.,
Initial Term Loan (First Lien), 2 Month LIBOR + 4.500%	4.688	(c)	04/28/25	400	365,000
Second Lien Initial Term Loan, 2 Month LIBOR + 8.750%	8.938	(c)	04/27/26	225	187,875
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	3.918	(c)	04/12/25	1,237	1,211,300

					2,458,641

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     11

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Chemicals 1.4%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500	%(c)	12/23/24	790	$773,668
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	5.250	(c)	09/21/24	118	81,006
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.164	(c)	10/01/25	1,177	1,142,058
Perstorp Holding AB (Sweden), Facility B Loan, 3 Month LIBOR + 4.750%	5.822	(c)	02/26/26	981	874,944
Plaskolite PPC Intermediate II LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	5.250	(c)	12/15/25	353	345,743
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.309	(c)	06/26/25	1,012	992,744
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.756	(c)	06/26/26	359	322,061

					4,532,224

Coal 0.3%
CNX Resources Corp., Term Loan B, 1 Month LIBOR + 4.500%^	4.660	(c)	09/27/24	972	791,735
Murray Energy Corp., Term Loan^	—	(p)	10/17/22	789	9,867

					801,602

Commercial Services 2.9%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	3.156	(c)	04/11/25	1,788	1,699,075
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.406	(c)	10/01/25	1,727	1,711,170
IRI Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%	4.406	(c)	12/01/25	1,319	1,285,620
PSC Industrial Holdings Corp., Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.976	(c)	10/11/24	2,025	1,892,955
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.250%^	3.410	(c)	07/17/25	1,743	1,721,526

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services (cont’d.)
Syniverse Holdings, Inc., Tranche C Term Loan, 3 Month LIBOR + 5.000%	6.000	%(c)	03/09/23	1,296	$1,008,853
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%^	5.500	(c)	09/17/23	287	129,126

					9,448,325

Computers 5.8%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	5.156	(c)	01/05/26	1,481	1,338,062
DynCorp International, Inc., First Lien Term Loan B, 1 Month LIBOR + 6.000%	7.000	(c)	08/18/25	1,733	1,706,512
Everi Payments, Inc., Term Loan, 3 Month LIBOR + 10.500%^	11.500	(c)	05/09/24	1,250	1,275,000
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500	(c)	09/29/25	1,898	1,916,705
Term B USD Loan, 1 Month LIBOR + 3.750%	3.906	(c)	09/30/24	2,651	2,624,250
Neustar, Inc.,
First Lien Term Loan B4, 3 Month LIBOR + 3.500%	4.572	(c)	08/08/24	2,030	1,897,767
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%^	9.072	(c)	08/08/25	548	438,148
Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	3.808	(c)	08/01/24	2,335	1,942,340
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%^	4.656	(c)	10/31/25	1,764	1,728,990
Redstone Buyer LLC, Term Loan	—	(p)	07/01/27	1,450	1,444,562
SonicWall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	3.753	(c)	05/17/25	1,445	1,382,236
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.253	(c)	08/20/25	1,073	964,146

					18,658,718

Distribution/Wholesale 0.1%
American Tire Distributors, Inc., Initial Term Loan, 1 Month LIBOR + 7.500%	8.500	(c)	09/02/24	456	389,755

Diversified Financial Services 3.2%
GreenSky Holdings LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	3.438	(c)	03/31/25	1,238	1,187,848

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     13

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Diversified Financial Services (cont’d.)
GreenSky Holdings LLC, (cont’d.)
Tranche B-2 Term Loan, 1 Month LIBOR + 4.500%^	5.500	%(c)	03/31/25	725	$696,000
Hudson River Trading LLC, 2020 Repriced Term Loans, 1 Month LIBOR + 3.000%^	3.156	(c)	02/18/27	1,879	1,851,115
LiquidNet Holdings, Inc., Term Loan, 3 Month LIBOR + 3.250%	4.322	(c)	07/15/24	1,326	1,274,837
Ocwen Financial Corp., Term B-1, 1 Month LIBOR + 6.000%	7.000	(c)	05/16/22	846	833,559
Stepstone Group, LP,
Initial Term Loan, 3 Month LIBOR + 4.000%^	5.000	(c)	03/27/25	1,322	1,308,860
VFH Parent LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.164	(c)	03/01/26	3,229	3,185,875

					10,338,094

Electric 1.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000	(c)	07/30/26	1,241	1,172,391
PG&E Corp., New Term Loan, 3 Month LIBOR + 4.500%	5.500	(c)	06/23/25	2,225	2,187,453
Pike Corp., Initial Term Loan, 1 Month LIBOR + 3.000%	3.180	(c)	07/24/26	325	323,955

					3,683,799

Electronics 0.4%
Celestica, Inc. (Canada), Term B Loan, 1 Month LIBOR + 2.125%^	2.295	(c)	06/27/25	1,204	1,156,242

Engineering & Construction 0.8%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.250	(c)	06/21/24	1,293	1,193,578
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	12.183	(c)	10/04/23	91	104,191
2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	12.183	(c)	10/06/23	1,109	1,275,809

					2,573,578

Entertainment 2.1%
Allen Media LLC, Initial Term Loan, 3 Month LIBOR + 5.500%	5.808	(c)	02/10/27	1,272	1,222,337

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Entertainment (cont’d.)
AMC Entertainment Holdings, Inc., Term B-1 Loan, 3 Month LIBOR + 3.000%/PRIME + 3.500%	4.080	%(c)	04/22/26	746	$575,982
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072	(c)	12/10/24	2,126	2,141,794
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%	3.192	(c)	08/14/24	1,500	1,399,018
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 3 Month LIBOR + 8.000%	9.000	(c)	05/11/26	1,400	1,485,750

					6,824,881

Environmental Control 0.5%
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.250%	4.375	(c)	02/28/25	1,893	1,582,512

Foods 2.8%
CSM Bakery Solutions LLC, First Lien Term Loan Non-PIK, 3 Month LIBOR + 6.250%	7.250	(c)	01/04/22	2,847	2,643,669
Dairyland USA Corp., 2020 Extended Term Loan, 1 Month LIBOR + 5.500%^	5.660	(c)	06/22/25	812	771,620
H-Food Holdings LLC,
2020 Incremental Term B-3 Loan, 1 Month LIBOR + 5.000%	6.000	(c)	05/23/25	500	495,416
Initial Term Loan, 1 Month LIBOR + 3.688%	3.844	(c)	05/23/25	1,210	1,176,799
Milk Specialties Co.,
New Term Loan, 1 Month LIBOR + 4.000%	5.000	(c)	08/16/23	2,671	2,574,134
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	4.406	(c)	10/22/25	1,513	1,473,861

					9,135,499

Forest Products & Paper 0.2%
Pixelle Specialty Solutions LLC, Initial Term Loan, 1 Month LIBOR + 6.500%	7.500	(c)	10/31/24	494	481,653

Healthcare-Services 4.3%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	3.662	(c)	10/31/25	903	878,085

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     15

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare-Services (cont’d.)
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 4.250%	5.250	%(c)	03/14/25	1,089	$1,071,574
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.500	(c)	10/24/23	1,060	795,153
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%	11.000	(c)	04/24/24	825	342,375
ATI Holdings Acquisition, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.572	(c)	05/10/23	763	705,878
DentalCorp Perfect Smile ULC (Canada),
Initial Term Loan, 1 Month LIBOR + 3.750%	4.750	(c)	06/06/25	1,062	993,024
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%	3.906	(c)	10/10/25	762	550,757
Gentiva Health Services, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%^	3.438	(c)	07/02/25	1,516	1,500,775
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.906	(c)	11/17/25	2,358	2,306,951
Medical Solutions Holdings, Inc.,
Closing Date Term Loan (First Lien), 1 Month LIBOR + 4.500%^	5.500	(c)	06/14/24	1,837	1,763,197
Radnet Management, Inc.,
Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%^	4.750	(c)	06/30/23	1,059	1,052,095
Sound Inpatient Physicians, Inc.,
Second Lien Initial Loan, 1 Month LIBOR + 6.750%	6.905	(c)	06/26/26	1,100	1,060,812
US Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%	4.000	(c)	06/24/24	917	883,883

					13,904,559

Household Products/Wares 0.9%
Diamond BC BV,
Amendment No 1 Term Loan, 3 Month LIBOR + 5.000%	6.000	(c)	09/06/24	550	539,688
Initial USD Term Loan, 1 - 3 Month LIBOR + 3.000%	3.209	(c)	09/06/24	549	517,049
Serta Simmons Bedding LLC,
New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500	(c)	08/10/23	1,800	1,782,000

					2,838,737

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Insurance 0.4%
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.656	%(c)	08/04/25	1,245	$1,246,564

Internet 0.3%
MH Sub I LLC,
2020 June New Term Loan, 1 Month LIBOR + 3.750%	4.750	(c)	09/13/24	950	938,916

Investment Companies 0.2%
EIG Management Co. LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%^	4.500	(c)	02/24/25	709	701,601

Iron/Steel 0.2%
Helix Acquisition Holdings, Inc.,
Amendment No 3 Incremental Term Loan, 3 Month LIBOR + 3.750%^	4.058	(c)	09/30/24	693	594,659

Leisure Time 0.9%
Alterra Mountain Co.,
First Lien Term Loan, 1 Month LIBOR + 4.500%	5.500	(c)	08/03/26	574	570,695
Bombardier Recreational Products, Inc. (Canada),
2020 Incremental Term Loan, 3 Month LIBOR + 5.000%	6.000	(c)	05/24/27	650	660,562
Carnival Corp.,
Initial Advance (USD), 1 Month LIBOR + 7.500%	8.500	(c)	06/30/25	1,000	978,125
Recess Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.750	(c)	09/30/24	860	726,743

					2,936,125

Lodging 1.1%
Caesars Resort Collection LLC,
Term B-1 Loan, 3 Month LIBOR + 4.500%	4.737	(c)	07/21/25	1,275	1,234,359
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%	2.906	(c)	12/23/24	2,050	1,924,167
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.000	(c)	04/18/24	497	470,077

					3,628,603

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     17

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Machinery-Construction & Mining 0.2%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien)	0.000%		11/27/20	(d)	694	$462,064
Loan (Second Lien), 3 Month LIBOR + 9.000%	10.000	(c)	11/26/21		900	45,000
Senior Secured SuperPriority DIP Term Loan, 1 Month LIBOR + 9.000%^	10.000	(c)	03/31/21		158	150,965

						658,029

Machinery-Diversified 1.6%
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	5.250	(c)	12/11/24		1,476	1,340,245
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	9.000	(c)	04/30/26		300	225,000
DXP Enterprises, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%	5.750	(c)	08/29/23		402	386,666
New VAC US LLC (Germany),
Term B Loan, 3 Month LIBOR + 4.000%^	5.000	(c)	03/08/25		1,613	1,096,755
Star US Bidco LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%	5.250	(c)	03/17/27		300	282,750
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%^	4.750	(c)	10/30/24		891	890,111
Verticcal US Newco, Inc.,
Facility B (USD) Loan, 6 Month LIBOR + 4.250%	4.567	(c)	07/30/27		850	841,264

						5,062,791

Media 3.0%
Beasley Mezzanine Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%	5.250	(c)	11/01/23		843	689,813
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	2.408	(c)	01/15/26		2,726	2,625,171
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.410	(c)	08/24/26		1,234	1,039,563
iHeartCommunications, Inc.,
Second Amendment Incremental Term Loan, 3 Month LIBOR + 4.000%	4.750	(c)	05/01/26		1,525	1,472,896
Meredith Corp.,
Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%	5.250	(c)	01/31/25		875	860,781
Newco Financing Partnership,
Term Loan	—	(p)	01/31/29		412	407,653

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Media (cont’d.)
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%	4.750	%(c)	03/16/26		2,202	$2,151,834
UPC Financing Partnership,
Term Loan	—	(p)	01/31/29		413	407,653

						9,655,364

Metal Fabricate/Hardware 1.0%
Crosby US Acquisition Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	4.933	(c)	06/26/26		1,186	1,104,210
Dynacast International LLC,
Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%	4.250	(c)	01/28/22		1,570	1,350,083
WireCo WorldGroup, Inc. (Cayman Islands),
First Lien Term Loan, 3 Month LIBOR + 5.000%	6.072	(c)	09/29/23		839	715,701

						3,169,994

Miscellaneous Manufacturing 0.2%
International Textile Group, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	5.343	(c)	05/01/24		1,065	734,828

Oil & Gas 1.6%
Chesapeake Energy Corp.,
Class A Loan	0.000		06/24/24	(d)	2,500	1,616,405
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%	8.000	(c)	08/01/23		2,825	2,678,233
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.000	(c)	03/27/24		905	864,031

						5,158,669

Packaging & Containers 0.5%
Albea Beauty Holdings Sarl (France),
Facility B2 (USD), 3 Month LIBOR + 3.000%	4.000	(c)	04/22/24		249	238,143
Plaze, Inc.,
Term Loan^	—	(p)	08/03/26		925	892,625
Tosca Services LLC,
New First Lien Term Loan, 1 Month LIBOR + 4.250%	5.250	(c)	08/18/27		500	500,208

						1,630,976

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     19

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Pharmaceuticals 3.6%
Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	3.688	%(c)	05/04/25	2,835	$2,654,172
Arbor Pharmaceuticals LLC,
Initial Term Loan, 3 Month LIBOR + 5.000%	6.000	(c)	07/05/23	2,096	1,918,085
Endo Luxembourg Finance Co.,
Initial Term Loan, 3 Month LIBOR + 4.250%	5.000	(c)	04/29/24	1,699	1,635,657
Lannett Co., Inc.,
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	6.375	(c)	11/25/22	2,192	2,149,238
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	3.500	(c)	09/24/24	2,287	1,982,701
Milano Acquisition Corp.,
Term Loan	—	(p)	08/31/27	1,200	1,189,500

					11,529,353

Pipelines 0.8%
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.156	(c)	05/22/26	1,094	994,145
Prairie ECI Acquiror, LP,
Initial Term Loan, 1 Month LIBOR + 4.750%	4.906	(c)	03/11/26	1,716	1,539,584

					2,533,729

Private Equity 0.6%
HarbourVest Partners, LP, Term Loan, 3 Month LIBOR + 2.250%^	2.525	(c)	03/03/25	2,017	1,974,325

Real Estate 3.6%
ASP MCS Acquisition Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.750	(c)	05/20/24	1,240	433,978
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%	2.656	(c)	08/27/25	6,462	5,143,309
Cushman & Wakefield PLC,
Replacement Term Loan, 1 Month LIBOR + 2.750%	2.906	(c)	08/21/25	3,837	3,664,605
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750	(c)	01/30/24	2,611	2,195,979
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750	(c)	01/30/24	147	123,857

					11,561,728

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate Investment Trusts (REITs) 1.2%
Blackstone Mortgage Trust, Inc.,
Term B-2 Loan, 1 Month LIBOR + 4.750%^	5.750	%(c)	04/23/26	750	$744,375
Term Loan, 1 Month LIBOR + 2.250%	2.406	(c)	04/23/26	1,460	1,390,914
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%	1.933	(c)	12/20/24	1,800	1,729,001

					3,864,290

Retail 4.1%
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%	5.000	(c)	07/01/22	882	827,681
Ashco LLC,
Initial Term Loan, 3 Month LIBOR + 5.000%	6.072	(c)	09/25/24	1,628	1,619,411
CWGS Group LLC,
Term Loan, 1 Month LIBOR + 2.750%	3.500	(c)	11/08/23	759	732,281
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	5.072	(c)	02/07/25	1,526	1,476,889
Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%^	9.072	(c)	04/20/26	908	866,841
Floor and Decor Outlets of America, Inc.,
Incremental Term Loan B-1, 1 Month LIBOR + 4.000%^	5.000	(c)	02/15/27	425	412,250
Harbor Freight Tools USA, Inc.,
2018 Initial Term Loan, 1 Month LIBOR + 2.500%	3.250	(c)	08/18/23	758	745,069
Hoffmaster Group, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	5.000	(c)	11/21/23	841	692,321
Men’s Wearhouse, Inc.,
Tranche B-2 Term Loan, 1 Month LIBOR + 5.250%	6.250	(c)	04/09/25	2,936	890,537
Michaels Stores, Inc.,
2018 New Replacement Term B Loan, 1 - 3 Month LIBOR + 2.500%	3.553	(c)	01/30/23	813	778,693
Neiman Marcus Group Ltd. LLC,
SuperPriority Secured DIP Term Loan, 1 Month LIBOR + 12.750%	14.000	(c)	10/07/20	2,452	2,484,496
Sally Holdings LLC,
Term B-2 Loan^	4.500		07/05/24	946	934,413
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%	5.251	(c)	04/16/26	1,006	849,580

					13,310,462

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     21

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Semiconductors 0.2%
Natel Engineering Co., Inc.,
Initial Term Loan, 1 - 2 Month LIBOR + 5.000%	6.072	%(c)	04/30/26		769	$638,135

Software 7.4%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	4.406	(c)	10/02/25		4,001	3,925,071
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	4.552	(c)	09/05/25		1,051	1,020,396
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250	(c)	06/13/25		2,358	2,191,646
Dun & Bradstreet Corp. (The),
Term Loan B, 1 Month LIBOR + 3.750%	3.920	(c)	02/06/26		1,696	1,690,239
EagleView Technology Corp.,
First Lien Term Loan, 3 Month LIBOR + 3.500%	3.756	(c)	08/14/25		1,959	1,887,785
Evergreen Skills Lux Sarl (Luxembourg),
First Lien Initial Term Loan	0.000		04/28/21	(d)	1,776	1,151,271
Exela Intermediate LLC,
2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500	(c)	07/12/23		2,818	732,721
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500	(c)	06/13/24		2,394	2,252,542
GlobalLogic Holdings, Inc.,
Term Loan^	—	(p)	08/13/27		625	621,875
Informatica LLC,
Second Lien Initial Loan	7.125		02/25/25		650	657,313
MA FinanceCo LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	2.656	(c)	06/21/24		106	99,889
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.572	(c)	09/15/24		1,261	1,227,680
Quest Software US Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	4.511	(c)	05/16/25		1,730	1,689,967
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	4.000	(c)	11/03/23		867	855,065
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%	2.656	(c)	06/21/24		716	674,576
SkillSoft Corp.,
Senior Secured SuperPriority DIP Term Loan, 3 Month LIBOR + 7.500%	8.500	(c)	09/16/20		1,194	1,170,673
Term Loan	—	(p)	12/31/24		1,167	1,057,942

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.410	%(c)	03/03/28	425	$410,833
Ultimate Software Group, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%	7.500	(c)	05/03/27	375	382,500

					23,699,984

Telecommunications 4.2%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%	4.412	(c)	12/15/24	1,312	1,274,449
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	2.406	(c)	03/15/27	3,134	3,023,081
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%	4.000	(c)	10/05/23	939	912,915
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	4.406	(c)	11/29/25	1,578	1,368,150
Second Lien Term Loan, 1 Month LIBOR + 8.250%	8.406	(c)	11/27/26	825	567,875
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	2.910	(c)	05/30/25	842	663,291
MLN US HoldCo LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.500%	4.655	(c)	11/30/25	1,842	1,556,927
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.500	(c)	11/01/24	1,510	1,200,493
Sprint Communications, Inc.,
Term Loan, 1 Month LIBOR + 3.000%	3.156	(c)	04/01/27	1,025	1,026,281
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500	(c)	10/10/24	1,474	1,302,334
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%	4.906	(c)	06/10/27	750	739,063

					13,634,859

Textiles 0.4%
ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.822	(c)	12/12/25	1,623	1,388,696

Transportation 0.8%
Daseke Co., Inc.,
Replacement Term Loan, 1 Month LIBOR + 5.000%	6.000	(c)	02/27/24	1,891	1,827,792

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     23

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Transportation (cont’d.)
Transplace Holdings, Inc.,
Initial Loan (Second Lien), 6 Month LIBOR + 8.750%	9.822	%(c)	10/06/25	204	$173,386
United Road Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.750%	6.750	(c)	09/01/24	586	472,933

					2,474,111

TOTAL BANK LOANS (cost $250,676,122)					230,998,171

CORPORATE BONDS 13.8%

Advertising 0.4%
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A	8.875		12/15/27	1,225	1,269,003

Aerospace & Defense 1.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150		05/01/30	1,125	1,259,284
Sr. Unsec’d. Notes	5.805		05/01/50	625	746,732
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	450	340,734
Sr. Unsec’d. Notes, 144A	7.875		04/15/27	2,450	1,778,454

					4,125,204

Agriculture 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	6.125		02/01/25	700	710,123

Auto Manufacturers 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	9.000		04/22/25	525	614,194

Banks 2.8%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125	(ff)	–(rr)	1,500	1,593,794
Jr. Sub. Notes, Series MM	4.300	(ff)	–(rr)	2,105	2,087,530

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700	%(ff)	–(rr)	550	$544,349
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000	(ff)	–(rr)	4,875	4,622,088

					8,847,761

Chemicals 0.6%
Chemours Co. (The),
Gtd. Notes	5.375		05/15/27	1,000	1,011,533
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500		08/01/24	1,100	934,217

					1,945,750

Commercial Services 0.1%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A	7.375		09/01/25	150	157,222

Entertainment 0.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000		06/15/26	2,211	822,378
Sr. Sec’d. Notes, 144A	10.500		04/24/26	260	222,329

					1,044,707

Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	9.875		04/01/27	680	746,598

Iron/Steel 0.1%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	6.750		03/15/26	250	255,336

Leisure Time 0.1%
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875		09/15/27	575	403,642

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     25

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 1.3%
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	9.250%	02/15/24		2,675	$2,619,142
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27		2,800	1,572,608

					4,191,750

Oil & Gas 2.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24	(d)	6,725	4,438
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22		1,850	1,607,227
Gtd. Notes	5.625	06/01/23		1,000	791,612
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24		975	962,703
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27		650	676,032
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A (original cost $ 2,465,843; purchased 07/29/19-07/30/19)(f)	5.625	02/01/26	(d)	3,321	803,475
Gtd. Notes, 144A (original cost $ 408,125; purchased 07/26/19)(f)	7.375	05/15/24	(d)	500	119,380
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		1,775	1,689,562
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		875	815,876
Gtd. Notes	5.000	03/15/23		230	229,168

					7,699,473

Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		950	1,061,199

Retail 0.1%
CEC Entertainment, Inc.,
Gtd. Notes	8.000	02/15/22	(d)	300	33,137

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $47,171; purchased 08/22/19)(f)	8.625%	09/30/20		63	$16,580
Sr. Unsec’d. Notes (original cost $700,688; purchased 09/19/19-09/20/19)(f)	8.625	09/30/20		925	245,125

					294,842

Telecommunications 3.4%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		242	188,110
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		632	578,530
Sr. Sec’d. Notes, 144A	8.750	05/25/24		1,005	1,015,470
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		2,500	1,656,141
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		125	78,526
Embarq Corp.,
Sr. Unsec’d. Notes	7.995	06/01/36		2,675	3,207,324
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	(d)	2,975	1,948,739
Intrado Corp.,
Gtd. Notes, 144A(a)	8.500	10/15/25		2,675	2,373,450

					11,046,290

TOTAL CORPORATE BONDS (cost $52,260,318)					44,413,094

				Shares

COMMON STOCKS 0.0%

Commercial Services & Supplies 0.0%
Tweddle Group, Inc.(original cost $2,705; purchased 09/17/18)*^(f)				2,705	27

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     27

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	10,500	$61,740
Deluxe Entainment Servicing Group, Inc.(original cost $88,580; purchased 11/22/19)*(f)	19,597	8,329

		70,069

Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LP*^	118,773	11,877

TOTAL COMMON STOCKS (cost $103,162)		81,973

PREFERRED STOCK 0.1%

Oil, Gas & Consumable Fuels

Southcross Energy Partners LP*^ (cost $198,921)	315,747	217,866

TOTAL LONG-TERM INVESTMENTS (cost $345,270,975)		317,602,020

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	5,451,172	5,451,172
PGIM Institutional Money Market Fund
(cost $1,439,536; includes $1,438,852 of cash collateral for securities on loan)(b)(w)	1,442,218	1,441,930

TOTAL SHORT-TERM INVESTMENTS (cost $6,890,708)		6,893,102

TOTAL INVESTMENTS 100.8% (cost $352,161,683)		324,495,122
Liabilities in excess of other assets(z) (0.8)%		(2,573,232)

NET ASSETS 100.0%		$321,921,890

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

See Notes to Financial Statements.

CLO—Collateralized Loan Obligation

DIP—Debtor-In-Possession

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $33,115,581 and 10.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,429,897; cash collateral of $1,438,852 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,713,112. The aggregate value of $1,192,916 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of August 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at August 31, 2020:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Neiman Marcus Group Ltd. LLC, SuperPrriority Secured DIP Term Loan, 1 Month LIBOR + 12.750%, 14.000%, Maturity Date 10/07/2020 (cost $693,165)	701	$709,856	$16,691	$—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     29

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Futures contracts outstanding at August 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	2 Year U.S. Treasury Notes	Dec. 2020	$2,209,453	$697
8	20 Year U.S. Treasury Bonds	Dec. 2020	1,405,750	(11,775)

				(11,078)

Short Positions:
47	10 Year U.S. Treasury Notes	Dec. 2020	6,544,750	(3,385)
12	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	2,650,875	42,404

				39,019

				$27,941

Interest rate swap agreements outstanding at August 31, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,800	05/11/21	2.350%(A)	1 Day USOIS(2)(A)	$27,496	$111,436	$83,940
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	(247,944)	(239,298)
13,960	05/11/22	2.300%(A)	1 Day USOIS(2)(A)	527,287	639,315	112,028
4,890	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	73,049	373,493	300,444
16,255	05/11/24	2.250%(A)	1 Day USOIS(2)(A)	571,052	1,452,582	881,530
1,900	05/11/25	2.300%(A)	1 Day USOIS(1)(A)	(194,874)	(211,897)	(17,023)
1,200	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	103,312	(150,906)	(254,218)
1,760	05/11/29	2.400%(A)	1 Day USOIS(1)(A)	(190,744)	(320,599)	(129,855)
4,930	05/11/30	2.450%(A)	1 Day USOIS(1)(A)	(969,811)	(986,044)	(16,233)
355	05/11/40	2.500%(A)	1 Day USOIS(1)(A)	(48,893)	(116,018)	(67,125)

				$(110,772)	$543,418	$654,190

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$839,000	$—

See Notes to Financial Statements.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$41,142,791	$748,125
Bank Loans	—	198,860,485	32,137,686
Corporate Bonds	—	44,413,094	—
Common Stocks	61,740	8,329	11,904
Preferred Stock	—	—	217,866
Affiliated Mutual Funds	6,893,102	—	—

Total	$6,954,842	$284,424,699	$33,115,581

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$16,691	$—
Futures Contracts	43,101	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,377,942	—

Total	$43,101	$1,394,633	$—

Liabilities
Futures Contracts	$(15,160)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	(723,752)	—

Total	$(15,160)	$(723,752)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     31

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Bank Loans	Common Stocks	Preferred Stocks
Balance as of 02/29/20	$—	$108,745,456	$57,494	$246,282
Realized gain (loss)	—	(4,010,863)	(519,720)	—
Change in unrealized appreciation (depreciation)	—	521,450	510,602	(28,416)
Purchases/Exchanges/Issuances	748,125	8,523,940	—	—
Sales/Paydowns	—	(49,636,021)	(36,472)	—
Accrued discount/premium	—	42,900	—	—
Transfers into Level 3	—	11,232,204	—	—
Transfers out of Level 3	—	(43,281,380)	—	—

Balance as of 08/31/20	$748,125	$32,137,686	$11,904	$217,866

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(568,473)	$—	$(28,416)

	Warrants	OTC Credit Default Swap Agreements
Balance as of 02/29/20	$8	$4,262
Realized gain (loss)	(6,423)	3,081
Change in unrealized appreciation (depreciation)	6,423	—
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	(8)	(7,343)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 08/31/20	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2020	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities-Collateralized Loan Obligations	$ 748,125	Pricing at Cost	Unadjusted Purchase Price	$99.75
Bank Loans	32,137,686	Market Approach	Single Broker Indicative Quote	$1.25-$115.00 ($92.42)

See Notes to Financial Statements.

Level 3 Securities	Fair Value as of August 31, 2020	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Common Stocks	$11,877	Market Approach	Single Broker Indicative Quote	$0.10
Common Stocks	27	Enterprise Value	Estimated EBITDA	$0.01
Preferred Stocks	217,866	Market Approach	Single Broker Indicative Quote	$0.69

	$33,115,581

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$43,281,380	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$11,232,204	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2020 were as follows:

Collateralized Loan Obligations	13.0%
Telecommunications	7.6
Software	7.4
Computers	5.8
Healthcare-Services	4.3
Media	4.3
Retail	4.2
Oil & Gas	4.0
Real Estate	3.6
Pharmaceuticals	3.6
Diversified Financial Services	3.2
Commercial Services	3.0
Foods	2.8
Banks	2.8
Auto Parts & Equipment	2.5
Entertainment	2.4
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	2.1
Chemicals	2.0
Aerospace & Defense	1.9
Machinery-Diversified	1.6
Real Estate Investment Trusts (REITs)	1.5

Electric	1.1%
Lodging	1.1
Auto Manufacturers	1.1
Leisure Time	1.0
Metal Fabricate/Hardware	1.0
Airlines	0.9
Household Products/Wares	0.9
Engineering & Construction	0.8
Pipelines	0.8
Transportation	0.8
Building Materials	0.8
Advertising	0.8
Private Equity	0.6
Packaging & Containers	0.5
Environmental Control	0.5
Beverages	0.5
Textiles	0.4
Insurance	0.4
Electronics	0.4
Internet	0.3
Apparel	0.3
Iron/Steel	0.3
Coal	0.3

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     33

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Industry Classification (continued):

Home Builders	0.2%
Miscellaneous Manufacturing	0.2
Agriculture	0.2
Investment Companies	0.2
Machinery-Construction & Mining	0.2
Semiconductors	0.2
Forest Products & Paper	0.2
Distribution/Wholesale	0.1
Oil, Gas & Consumable Fuels	0.1

Commercial Services & Supplies	0.0 *%

100.8
Liabilities in excess of other assets	(0.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$43,101	*	Due from/to broker-variation margin futures	$15,160	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,377,942	*	Due from/to broker-variation margin swaps	723,752	*

		$1,421,043			$738,912

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Swaps
Credit contracts	$—	$—	$3,920
Equity contracts	(6,423)	—	—
Interest rate contracts	—	(76,552)	(1,206,657)

Total	$(6,423)	$(76,552)	$(1,202,737)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Futures	Swaps
Credit contracts	$—	$—	$(4,262)
Equity contracts	6,423	—	—
Interest rate contracts	—	27,941	1,120,561

Total	$6,423	$27,941	$1,116,299

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$3,812,724	$5,812,687

Interest Rate Swap Agreements(1)
$57,633,333

Credit Default Swap Agreements— Sell Protection(1)
$2,689,418

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     35

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,429,897	$(1,429,897)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Assets
Investments at value, including securities on loan of $1,429,897:
Unaffiliated investments (cost $345,270,975)	$317,602,020
Affiliated investments (cost $6,890,708)	6,893,102
Foreign currency, at value (cost $8,012)	8,451
Receivable for investments sold	6,231,959
Dividends and interest receivable	2,259,198
Receivable for Fund shares sold	1,152,737
Deposit with broker for centrally cleared/exchange-traded derivatives	839,000
Unrealized appreciation on unfunded loan commitment	16,691
Prepaid expenses	3,120

Total Assets	335,006,278

Liabilities
Payable for investments purchased	9,363,530
Payable for Fund shares reacquired	1,646,170
Payable to broker for collateral for securities on loan	1,438,852
Accrued expenses and other liabilities	344,000
Management fee payable	100,707
Dividends payable	94,433
Distribution fee payable	32,470
Due to broker—variation margin futures	30,969
Due to broker—variation margin swaps	23,220
Directors’ fees payable	5,396
Affiliated transfer agent fee payable	4,641

Total Liabilities	13,084,388

Net Assets	$321,921,890

Net assets were comprised of:
Common stock, at par	$351,929
Paid-in capital in excess of par	403,310,657
Total distributable earnings (loss)	(81,740,696)

Net assets, August 31, 2020	$321,921,890

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     37

Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Class A
Net asset value and redemption price per share, ($47,329,502 ÷ 5,178,005 shares of common stock issued and outstanding)	$9.14
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.35

Class C
Net asset value, offering price and redemption price per share, ($25,992,128 ÷ 2,842,647 shares of common stock issued and outstanding)	$9.14

Class Z
Net asset value, offering price and redemption price per share, ($238,997,113 ÷ 26,122,657 shares of common stock issued and outstanding)	$9.15

Class R6
Net asset value, offering price and redemption price per share, ($9,603,147 ÷ 1,049,609 shares of common stock issued and outstanding)	$9.15

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended August 31, 2020

Net Investment Income (Loss)
Income
Interest income	$11,723,960
Income from securities lending, net (including affiliated income of $18,571)	23,778
Affiliated dividend income	4,414

Total income	11,752,152

Expenses
Management fee	1,150,272
Distribution fee(a)	196,544
Transfer agent’s fees and expenses (including affiliated expense of $17,947)(a)	314,123
Custodian and accounting fees	130,518
Registration fees(a)	49,266
Shareholders’ reports	32,169
Audit fee	31,758
Legal fees and expenses	10,676
Directors’ fees	9,023
Miscellaneous	125,750

Total expenses	2,050,099
Less: Fee waiver and/or expense reimbursement(a)	(540,197)

Net expenses	1,509,902

Net investment income (loss)	10,242,250

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,199))	(34,468,967)
Futures transactions	(76,552)
Swap agreement transactions	(1,202,737)

(35,748,256)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,011)	4,325,776
Futures	27,941
Swap agreements	1,116,299
Foreign currencies	636
Unfunded loan commitments	16,691

5,487,343

Net gain (loss) on investment and foreign currency transactions	(30,260,913)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(20,018,663)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     39

Statement of Operations (unaudited)

Six Months Ended August 31, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	63,576	132,968	—	—
Transfer agent’s fees and expenses	30,041	16,225	267,498	359
Registration fees	10,386	8,814	21,651	8,415
Fee waiver and/or expense reimbursement	(65,565)	(38,152)	(419,633)	(16,847)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2020	Year Ended February 29, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$10,242,250	$41,826,654
Net realized gain (loss) on investment transactions	(35,748,256)	(10,878,313)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,487,343	(12,961,995)

Net increase (decrease) in net assets resulting from operations	(20,018,663)	17,986,346

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,430,613)	(4,516,648)
Class C	(649,459)	(2,163,324)
Class Z	(7,865,422)	(34,450,357)
Class R6	(326,690)	(1,531,460)

	(10,272,184)	(42,661,789)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	52,206,187	271,104,830
Net asset value of shares issued in reinvestment of dividends and distributions	9,675,214	39,834,672
Cost of shares reacquired	(243,343,431)	(755,201,092)

Net increase (decrease) in net assets from Fund share transactions	(181,462,030)	(444,261,590)

Total increase (decrease)	(211,752,877)	(468,937,033)

Net Assets:
Beginning of period	533,674,767	1,002,611,800

End of period	$321,921,890	$533,674,767

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     41

Statement of Cash Flows

For the Six Months Ended August 31, 2020

Cash Flows Provided by / (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(20,018,663)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting From Operations to Net Cash Provided by / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments	391,338,288
Purchases of long-term portfolio investments	(212,620,285)
Net proceeds (purchases) of short-term portfolio investments	3,189,026
Net premiums (paid) received for OTC swap agreements	(82,176)
Amortization of premium and accretion of discount on portfolio investments	(1,150,396)
Net realized (gain) loss on investment transactions	34,468,967
Net realized (gain) loss on swap agreement transactions	1,202,737
Net change in unrealized (appreciation) depreciation of investment transactions	(4,322,765)
Net change in unrealized (appreciation) depreciation on swap agreements transactions	(1,116,299)
Net change in unrealized (appreciation) depreciation on foreign currencies	(636)
Net change in unrealized (appreciation) depreciation on unfunded loan commitment	(16,691)
(Increase) Decrease in Assets:
Receivable for investments sold	33,639,250
Dividends and interest receivable	245,348
Prepaid expenses	162
Increase (Decrease) in Liabilities:
Payable for investments purchased	(21,287,815)
Payable to broker for collateral for securities on loan	(8,621,959)
Accrued expenses and other liabilities	90,861
Management fee payable	(223,798)
Dividend Payable	(156,465)
Distribution fee payable	(7,280)
Due to broker - variation margin futures	30,969
Due to broker - variation margin swaps	(21,100)
Directors’ fees payable	5,396
Affiliated transfer agent fee payable	(10,160)

Total adjustments	214,573,179

Cash provided by (used for) operating activities	194,554,516

Effect of exchange rate changes on cash	636

Cash Provided by (Used For) Financing Activities:
Decrease in borrowing	(1,705,000)
Proceeds from fund shares sold, net of amounts receivable	55,532,862
Payment of fund shares repurchased, net of amounts payable	(250,117,847)
Net asset value of shares issued in reinvestment of dividends	9,675,214
Cash paid on distributions from distributable earnings	(10,272,184)

Cash provided by (used for) financing activities	(196,886,955)

Net increase (decrease) in cash, restricted cash and foreign currency, at value	(2,331,803)
Cash and restricted cash at beginning of period, including foreign currency	3,179,254

Cash and Restricted Cash at End of Period, Including Foreign Currency	$847,451

See Notes to Financial Statements.

Reconciliation of Cash and Restricted Cash Reported with the Statement of Assets and Liabilities to the Statement of Cash Flows:

	August 31, 2020	February 29, 2020
Cash	$—	$2,808,436
Restricted Cash:
Deposit with broker for centrally cleared/exchange-traded derivatives	839,000	363,000
Foreign currency, at value	8,451	7,818

Total cash and restricted cash	$847,451	$3,179,254

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     43

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund. These financial statements relate only to the PGIM Floating Rate Income Fund (the “Fund’). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The primary objective of the Fund is to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach

PGIM Floating Rate Income Fund     45

Notes to Financial Statements (unaudited) (continued)

when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Company has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

PGIM Floating Rate Income Fund    47

Notes to Financial Statements (unaudited) (continued)

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invests at least 80% of its investable assets in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the

PGIM Floating Rate Income Fund    49

Notes to Financial Statements (unaudited) (continued)

contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

PGIM Floating Rate Income Fund     51

Notes to Financial Statements (unaudited) (continued)

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services

PGIM Floating Rate Income Fund     53

Notes to Financial Statements (unaudited) (continued)

which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The subadvisory agreement provides that the subadvisers will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to $5 billion and 0.625% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended August 31, 2020.

The Manager has contractually agreed, through June 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, 0.70% of average daily net assets for Class Z shares and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended August 31, 2020, PIMS received $6,851 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2020, PIMS received $935 and $966 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with

PGIM Floating Rate Income Fund     55

Notes to Financial Statements (unaudited) (continued)

guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2020, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2020, were $109,960,436 and $292,396,944, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 10,541	$53,904,572	$48,463,941	$ —	$—	$5,451,172	5,451,172	$4,414

PGIM Institutional Money Market Fund*
10,071,587	23,507,283	32,131,752	3,011	(8,199)	1,441,930	1,442,218	18,571	**

$ 10,082,128	$77,411,855	$80,595,693	$3,011	$(8,199)	$6,893,102		$22,985

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2020 were as follows:

Tax Basis	$352,528,236

Gross Unrealized Appreciation	5,178,927
Gross Unrealized Depreciation	(32,513,219)

Net Unrealized Depreciation	$(27,334,292)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 29, 2020 of approximately $18,788,000 which can be carried forward for an unlimited period. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 3.4 billion shares of common stock, $0.01 par value per share, 900 million of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	150,000,000
Class C	200,000,000
Class Z	250,000,000
Class T	50,000,000
Class R6	250,000,000

The Fund currently does not have any Class T shares outstanding.

PGIM Floating Rate Income Fund     57

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	72.3%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2020:
Shares sold	319,628	$2,794,808
Shares issued in reinvestment of dividends and distributions	158,824	1,359,556
Shares reacquired	(1,946,539)	(16,870,598)

Net increase (decrease) in shares outstanding before conversion	(1,468,087)	(12,716,234)
Shares issued upon conversion from other share class(es)	142,125	1,194,541
Shares reacquired upon conversion into other share class(es)	(41,823)	(373,350)

Net increase (decrease) in shares outstanding	(1,367,785)	$(11,895,043)

Year ended February 29, 2020:
Shares sold	1,594,108	$15,319,908
Shares issued in reinvestment of dividends and distributions	444,296	4,257,226
Shares reacquired	(4,694,644)	(44,905,776)

Net increase (decrease) in shares outstanding before conversion	(2,656,240)	(25,328,642)
Shares issued upon conversion from other share class(es)	656,664	6,313,663
Shares reacquired upon conversion into other share class(es)	(1,110,562)	(10,681,790)

Net increase (decrease) in shares outstanding	(3,110,138)	$(29,696,769)

Class C
Six months ended August 31, 2020:
Shares sold	83,436	$733,642
Shares issued in reinvestment of dividends and distributions	75,162	642,944
Shares reacquired	(679,406)	(5,786,486)

Net increase (decrease) in shares outstanding before conversion	(520,808)	(4,409,900)
Shares reacquired upon conversion into other share class(es)	(119,074)	(1,018,027)

Net increase (decrease) in shares outstanding	(639,882)	$(5,427,927)

Year ended February 29, 2020:
Shares sold	407,917	$3,927,301
Shares issued in reinvestment of dividends and distributions	222,442	2,132,253
Shares reacquired	(2,244,896)	(21,558,579)

Net increase (decrease) in shares outstanding before conversion	(1,614,537)	(15,499,025)
Shares reacquired upon conversion into other share class(es)	(673,397)	(6,473,765)

Net increase (decrease) in shares outstanding	(2,287,934)	$(21,972,790)

Class Z	Shares	Amount
Six months ended August 31, 2020:
Shares sold	5,431,325	$46,016,071
Shares issued in reinvestment of dividends and distributions	875,465	7,463,318
Shares reacquired	(25,449,206)	(213,268,561)

Net increase (decrease) in shares outstanding before conversion	(19,142,416)	(159,789,172)
Shares issued upon conversion from other share class(es)	61,664	546,556
Shares reacquired upon conversion into other share class(es)	(48,230)	(396,608)

Net increase (decrease) in shares outstanding	(19,128,982)	$(159,639,224)

Year ended February 29, 2020:
Shares sold	25,890,429	$249,067,924
Shares issued in reinvestment of dividends and distributions	3,347,018	32,130,665
Shares reacquired	(69,195,525)	(665,422,014)

Net increase (decrease) in shares outstanding before conversion	(39,958,078)	(384,223,425)
Shares issued upon conversion from other share class(es)	1,302,150	12,528,055
Shares reacquired upon conversion into other share class(es)	(193,960)	(1,872,505)

Net increase (decrease) in shares outstanding	(38,849,888)	$(373,567,875)

Class R6
Six months ended August 31, 2020:
Shares sold	318,710	$2,661,666
Shares issued in reinvestment of dividends and distributions	24,700	209,396
Shares reacquired	(874,535)	(7,417,786)

Net increase (decrease) in shares outstanding before conversion	(531,125)	(4,546,724)
Shares issued upon conversion from other share class(es)	5,318	46,888

Net increase (decrease) in shares outstanding	(525,807)	$(4,499,836)

Year ended February 29, 2020:
Shares sold	290,543	$2,789,697
Shares issued in reinvestment of dividends and distributions	136,983	1,314,528
Shares reacquired	(2,422,779)	(23,314,723)

Net increase (decrease) in shares outstanding before conversion	(1,995,253)	(19,210,498)
Shares issued upon conversion from other share class(es)	19,372	186,342

Net increase (decrease) in shares outstanding	(1,975,881)	$(19,024,156)

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

PGIM Floating Rate Income Fund     59

Notes to Financial Statements (unaudited) (continued)

SCA
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2020. The average daily balance for the 139 days that the Fund had loans outstanding during the period was approximately $11,020,403, borrowed at a weighted average interest rate of 1.82%. The maximum loan outstanding amount during the period was $40,294,000. At August 31, 2020, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

PGIM Floating Rate Income Fund     61

Notes to Financial Statements (unaudited) (continued)

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

PGIM Floating Rate Income Fund     63

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended
	August 31,		Year Ended February 28/29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.38		$9.72	$9.94	$9.95	$9.38	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.53	0.47	0.45	0.41	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.23)		(0.33)	(0.22)	0.01	0.56	(0.57)
Total from investment operations	0.01		0.20	0.25	0.46	0.97	(0.21)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.54)	(0.47)	(0.46)	(0.40)	(0.35)
Distributions from net realized gains	-		-	-	(0.01)	-	-
Total dividends and distributions	(0.25)		(0.54)	(0.47)	(0.47)	(0.40)	(0.35)
Net asset value, end of period	$9.14		$9.38	$9.72	$9.94	$9.95	$9.38
Total Return(b):	0.26%		2.14%	2.58%	4.70%	10.46%	(2.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,330		$61,392	$93,851	$79,462	$69,733	$47,683
Average net assets (000)	$50,446		$79,796	$100,319	$75,379	$58,748	$40,785
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.99	%(f)	0.97%	0.95%	0.95%	1.00%	1.05%
Expenses before waivers and/or expense reimbursement	1.25	%(f)	1.11%	1.09%	1.09%	1.14%	1.34%
Net investment income (loss)	5.62	%(f)	5.53%	4.74%	4.53%	4.16%	3.65%
Portfolio turnover rate(g)	31%		66%	67%	94%	67%	55%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Annualized.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months
	Ended
	August 31,		Year Ended February 28/29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.38		$9.72	$9.94	$9.95	$9.38	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.46	0.39	0.38	0.33	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		(0.33)	(0.21)	- (b)	0.57	(0.58)
Total from investment operations	(0.03)		0.13	0.18	0.38	0.90	(0.30)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.47)	(0.40)	(0.38)	(0.33)	(0.27)
Distributions from net realized gains	-		-	-	(0.01)	-	-
Total dividends and distributions	(0.21)		(0.47)	(0.40)	(0.39)	(0.33)	(0.27)
Net asset value, end of period	$9.14		$9.38	$9.72	$9.94	$9.95	$9.38
Total Return(c):	(0.12)%		1.38%	1.82%	3.92%	9.64%	(3.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,992		$32,673	$56,098	$52,919	$54,092	$35,027
Average net assets (000)	$26,377		$44,099	$59,266	$54,061	$39,905	$33,571
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.74	%(f)	1.72%	1.70%	1.70%	1.75%	1.80%
Expenses before waivers and/or expense reimbursement	2.03	%(f)	1.88%	1.83%	1.84%	1.89%	2.11%
Net investment income (loss)	4.87	%(f)	4.78%	3.99%	3.79%	3.41%	2.88%
Portfolio turnover rate(g)	31%		66%	67%	94%	67%	55%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

(f)	Annualized.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     65

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	August 31,		Year Ended February 28/29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.39		$9.73	$9.94	$9.96	$9.39	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.56	0.49	0.48	0.43	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		(0.33)	(0.21)	(0.01)	0.57	(0.57)
Total from investment operations	0.02		0.23	0.28	0.47	1.00	(0.19)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.57)	(0.49)	(0.48)	(0.43)	(0.37)
Distributions from net realized gains	-		-	-	(0.01)	-	-
Total dividends and distributions	(0.26)		(0.57)	(0.49)	(0.49)	(0.43)	(0.37)
Net asset value, end of period	$9.15		$9.39	$9.73	$9.94	$9.96	$9.39
Total Return(b):	0.39%		2.40%	2.94%	4.86%	10.76%	(1.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$238,997		$424,819	$818,117	$400,179	$367,286	$135,575
Average net assets (000)	$263,348		$584,427	$772,275	$390,617	$224,436	$115,125
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.74	%(e)	0.72%	0.70%	0.70%	0.75%	0.80%
Expenses before waivers and/or expense reimbursement	1.06	%(e)	0.87%	0.86%	0.84%	0.89%	1.09%
Net investment income (loss)	5.91	%(e)	5.78%	5.04%	4.79%	4.42%	3.88%
Portfolio turnover rate(f)	31%		66%	67%	94%	67%	55%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months
	Ended						April 27, 2015(a)
	August 31,		Year Ended February 28/29,				through February 29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.39		$9.73	$9.94	$9.96	$9.39	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.56	0.49	0.48	0.45	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		(0.33)	(0.20)	- (c)	0.55	(0.65)
Total from investment operations	0.02		0.23	0.29	0.48	1.00	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.57)	(0.50)	(0.49)	(0.43)	(0.31)
Distributions from net realized gains	-		-	-	(0.01)	-	-
Total dividends and distributions	(0.26)		(0.57)	(0.50)	(0.50)	(0.43)	(0.31)
Net asset value, end of period	$9.15		$9.39	$9.73	$9.94	$9.96	$9.39
Total Return(d):	0.41%		2.45%	2.99%	4.91%	10.79%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,603		$14,790	$34,545	$26,457	$32,058	$10
Average net assets (000)	$10,873		$25,645	$39,870	$16,803	$5,484	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.69	%(g)	0.67%	0.65%	0.65%	0.67%	0.80	%(g)
Expenses before waivers and/or expense reimbursement	1.00	%(g)	0.81%	0.76%	0.75%	0.82%	0.99	%(g)
Net investment income (loss)	5.95	%(g)	5.84%	5.02%	4.83%	4.60%	3.87	%(g)
Portfolio turnover rate(h)	31%		66%	67%	94%	67%	55%

(a)	Commencement of offering.

(b)	Calculated based on average shares outstanding during the period.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(f)	Does not include expenses of the underlying funds in which the Fund invests.

(g)	Annualized.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund     67

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a “Highly Liquid Investment Minimum” (or “HLIM”), meaning a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule), if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board. Under the Liquidity Rule, investments classified as “highly liquid” include cash and investments convertible to cash in three business days or less without the conversion to cash significantly changing the market value of the investments.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. The LRMP Report also noted that given the Fund’s portfolio of investments (that is, more than 50% of the Fund’s assets were classified as less than highly liquid), the Fund maintained a HLIM throughout the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

68

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are

Visit our website at pgim.com/investments

responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of

Visit our website at pgim.com/investments

the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•	The Board considered PGIM Investments’ assertion that the Fund’s defensive approach favoring out-of-benchmark sectors was out of favor, as leveraged loans outperformed.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Floating Rate Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	FRFAX	FRFCX	FRFZX	PFRIX
CUSIP	74439V602	74439V701	74439V800	74439V883

MF211E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 15, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 15, 2020